UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments:

Putnam Premier Income Trust
The fund's portfolio
4/30/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (57.5%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.5%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from July 20, 2037 to
November 20, 2037		$5,471,225	$5,692,426

U.S. Government Agency Mortgage Obligations (57.0%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from September 1, 2021 to
October 1, 2021		709,341	731,979
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, January 1, 2030		52,485	55,864
6 1/2s, with due dates from September 1, 2036 to
November 1, 2037		1,722,568	1,784,875
6 1/2s, April 1, 2016		34,883	36,178
6 1/2s, TBA, June 1, 2038		1,000,000	1,032,500
6s, July 1, 2021		5,100,971	5,261,372
6s, TBA, May 1, 2038		13,000,000	13,286,406
5 1/2s, with due dates from April 1, 2037 to
December 1, 2037		6,194,246	6,232,477
5 1/2s, with due dates from December 1, 2011 to
August 1, 2021		2,138,956	2,183,852
5 1/2s, TBA, June 1, 2038		185,000,000	185,498,631
5 1/2s, TBA, May 1, 2038		285,000,000	286,469,517
5s, July 1, 2021		180,118	181,589
5s, TBA, May 1, 2038		89,000,000	87,456,402
4 1/2s, with due dates from August 1, 2033 to
June 1, 2034		5,190,453	4,962,583
			595,174,225

Total U.S. government and agency mortgage obligations (cost $600,300,126)			$600,866,651

U.S. TREASURY OBLIGATIONS (5.3%)(a)
		Principal amount	Value

U.S. Treasury Bonds
7 1/2s, November 15, 2016		$27,040,000	$34,428,469
6 1/4s, May 15, 2030		2,303,000	2,864,356
U.S. Treasury Notes
4 1/4s, August 15, 2013		4,883,000	5,164,535
4s, November 15, 2012		3,000	3,143
U.S. Treasury Strip zero %, November 15, 2024		28,450,000	13,105,851

Total U.S. treasury obligations (cost $49,593,488)			$55,566,354

COLLATERALIZED MORTGAGE OBLIGATIONS (33.9%)(a)
		Principal amount	Value

Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.395s, 2036		$117,000	$7,035
Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		8,951,000	8,437,213
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.838s, 2049		343,000	316,656
Ser. 07-2, Class A2, 5.634s, 2049		977,000	975,593
Ser. 05-6, Class A2, 5.165s, 2047		2,118,000	2,088,445
Ser. 07-5, Class XW, IO, (Interest only), 0.608s, 2051		219,091,577	5,356,877
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		318,946	267,986
Ser. 01-1, Class K, 6 1/8s, 2036		718,000	513,001
Banc of America Funding Corp. Ser. 07-4, Class 4A2,
IO, 5 1/2s, 2034 (F)		4,888,260	857,111
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 4.716s, 2022		1,187,000	961,470
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 1.55s, 2037 (F)		2,831,802	382,700
Ser. 07-1, Class S, IO, 1.211s, 2037 (F)		7,862,408	845,148
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.448s, 2032		481,000	455,636
Ser. 07-PW17, Class A3, 5.736s, 2050		4,243,000	4,150,206
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.059s, 2050		121,582,001	1,036,961
Broadgate Financing PLC sec. FRB Ser. D, 6.802s, 2023
(United Kingdom)	GBP	772,375	1,169,455
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 3.755s, 2037		$3,620,032	253,136
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048		217,000	209,558
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.067s, 2044		71,387,489	466,680
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,

0.973s, 2017		1,499,983	54,140
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 2.816s, 2017		496,801	482,251
Countrywide Alternative Loan Trust
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		4,285,770	3,895,531
IFB Ser. 04-2CB, Class 1A5, IO, 4.705s, 2034		3,946,226	207,177
Countrywide Home Loans Ser. 05-2, Class 2X, IO, 1.16s,
2035		5,718,026	112,543
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 3.395s, 2035		5,872,833	407,020
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.005s, 2039		1,632,000	1,636,005
Ser. 07-C5, Class A3, 5.694s, 2040		21,660,000	21,039,311
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 3.695s, 2017		167,000	151,135
FRB Ser. 06-A, Class C, 3.495s, 2017		495,000	450,450
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		3,051,516	3,051,516
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		3,176,400	3,189,287
Ser. 98-C1, Class F, 6s, 2040		1,880,000	1,316,000
Ser. 02-CP5, Class M, 5 1/4s, 2035 (F)		691,000	208,196
FRB Ser. 05-TFLA, Class L, 4.566s, 2020		1,356,000	1,159,380
FRB Ser. 05-TFLA, Class K, 4.016s, 2020		758,000	678,410
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.66s, 2031		10,967,580	325,600
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		552,708	491,860
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		1,771,365	1,441,360
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.728s, 2014 (Ireland)	GBP	995,000	1,559,653
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.721s, 2014 (United Kingdom)	GBP	553,643	827,371
Fannie Mae
IFB Ser. 06-70, Class SM, 30.218s, 2036		$451,048	589,653
IFB Ser. 07-1, Class NR, 25.498s, 2037		1,768,681	2,046,800
IFB Ser. 06-62, Class PS, 22.53s, 2036		1,317,057	1,726,570
IFB Ser. 06-76, Class QB, 22.23s, 2036		3,294,192	4,318,194
IFB Ser. 06-63, Class SP, 21.93s, 2036		3,602,204	4,664,240
IFB Ser. 07-W7, Class 1A4, 21.81s, 2037		1,150,050	1,417,694
IFB Ser. 06-104, Class GS, 19.61s, 2036		683,529	851,902
IFB Ser. 06-60, Class TK, 17.02s, 2036		1,006,499	1,190,992
IFB Ser. 05-25, Class PS, 15.422s, 2035		1,344,033	1,561,919
IFB Ser. 05-74, Class CP, 14.135s, 2035		946,592	1,101,814
IFB Ser. 05-115, Class NQ, 14.081s, 2036		541,323	597,826
IFB Ser. 06-27, Class SP, 13.952s, 2036		1,534,386	1,756,431
IFB Ser. 06-8, Class HP, 13.952s, 2036		1,597,418	1,825,885
IFB Ser. 06-8, Class WK, 13.952s, 2036		2,545,924	2,887,119
IFB Ser. 05-106, Class US, 13.952s, 2035		2,292,734	2,632,158
IFB Ser. 05-99, Class SA, 13.952s, 2035		1,116,415	1,254,555
IFB Ser. 06-60, Class CS, 13.475s, 2036		1,655,721	1,771,974
IFB Ser. 05-74, Class CS, 12.059s, 2035		1,079,144	1,203,565
IFB Ser. 04-79, Class S, 11.839s, 2032		1,549,980	1,660,277
IFB Ser. 05-114, Class SP, 11.619s, 2036		674,063	713,179
IFB Ser. 05-95, Class OP, 11.413s, 2035		673,294	707,449
IFB Ser. 05-95, Class CP, 11.274s, 2035		166,619	184,216
IFB Ser. 05-83, Class QP, 9.867s, 2034		383,171	392,120
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		497,142	538,767
Ser. 02-T19, Class A3, 7 1/2s, 2042		419,801	453,237
Ser. 02-14, Class A2, 7 1/2s, 2042		2,880	3,094
Ser. 01-T10, Class A2, 7 1/2s, 2041		399,003	427,888
Ser. 02-T4, Class A3, 7 1/2s, 2041		1,659	1,779
Ser. 01-T3, Class A1, 7 1/2s, 2040		261,810	280,469
Ser. 01-T1, Class A1, 7 1/2s, 2040		792,599	853,447
Ser. 99-T2, Class A1, 7 1/2s, 2039		314,725	344,192
Ser. 00-T6, Class A1, 7 1/2s, 2030		152,558	162,447
Ser. 01-T4, Class A1, 7 1/2s, 2028		745,461	809,079
Ser. 04-W12, Class 1A3, 7s, 2044		649,204	694,903
Ser. 01-T10, Class A1, 7s, 2041		1,599,413	1,697,400
Ser. 371, Class 2, IO, 6 1/2s, 2036		45,074,431	9,921,102
Ser. 363, Class 2, IO, 5 1/2s, 2035		2,944,701	692,538
IFB Ser. 07-W6, Class 6A2, IO, 4.905s, 2037		2,363,441	271,976
IFB Ser. 06-90, Class SE, IO, 4.905s, 2036		4,938,662	661,929
IFB Ser. 04-51, Class XP, IO, 4.805s, 2034		4,173,843	449,829
IFB Ser. 03-66, Class SA, IO, 4.755s, 2033		1,847,606	219,843
IFB Ser. 08-7, Class SA, IO, 4.655s, 2038		9,008,102	1,165,756
IFB Ser. 08-36, Class YI, IO, 4.601s, 2036		4,029,000	442,938
IFB Ser. 07-W6, Class 5A2, IO, 4.395s, 2037		3,166,553	350,211
IFB Ser. 07-W2, Class 3A2, IO, 4.385s, 2037		3,081,557	325,001
IFB Ser. 06-115, Class BI, IO, 4.365s, 2036		2,639,949	224,590
IFB Ser. 05-113, Class AI, IO, 4.335s, 2036		1,583,331	181,319
IFB Ser. 05-113, Class DI, IO, 4.335s, 2036		1,227,081	120,502
IFB Ser. 07-60, Class AX, IO, 4.255s, 2037		9,363,967	991,857
IFB Ser. 06-60, Class SI, IO, 4.255s, 2036		3,015,959	338,433
IFB Ser. 06-60, Class UI, IO, 4.255s, 2036		1,223,944	140,633
IFB Ser. 04-12, Class WS, IO, 4.255s, 2033		4,526,608	447,297
IFB Ser. 07-W7, Class 3A2, IO, 4.235s, 2037		3,620,079	356,781
IFB Ser. 06-60, Class DI, IO, 4.175s, 2035		3,804,724	345,225
IFB Ser. 03-130, Class BS, IO, 4.155s, 2033		5,375,340	551,812
IFB Ser. 03-34, Class WS, IO, 4.105s, 2029		5,223,568	470,937

IFB Ser. 05-42, Class SA, IO, 3.905s, 2035	8,879,290	753,177
IFB Ser. 07-23, Class SI, IO, 3 7/8s, 2037	755,864	66,727
IFB Ser. 07-54, Class CI, IO, 3.865s, 2037	2,461,994	247,367
IFB Ser. 07-39, Class JI, IO, 3.865s, 2037	2,500,641	206,121
IFB Ser. 07-39, Class PI, IO, 3.865s, 2037	1,928,969	178,145
IFB Ser. 07-30, Class WI, IO, 3.865s, 2037	11,243,137	969,131
IFB Ser. 07-28, Class SE, IO, 3.855s, 2037	454,743	43,702
IFB Ser. 07-22, Class S, IO, 3.855s, 2037	16,929,007	1,646,818
IFB Ser. 06-128, Class SH, IO, 3.855s, 2037	2,049,383	169,312
IFB Ser. 06-56, Class SM, IO, 3.855s, 2036	2,803,504	252,862
IFB Ser. 05-90, Class SP, IO, 3.855s, 2035	1,286,903	118,860
IFB Ser. 05-12, Class SC, IO, 3.855s, 2035	1,617,282	140,009
IFB Ser. 05-45, Class PL, IO, 3.855s, 2034	8,977,720	910,921
IFB Ser. 07-W5, Class 2A2, IO, 3.845s, 2037	951,383	81,694
IFB Ser. 07-30, Class IE, IO, 3.845s, 2037	5,622,143	646,631
IFB Ser. 06-123, Class CI, IO, 3.845s, 2037	4,712,330	455,304
IFB Ser. 06-123, Class UI, IO, 3.845s, 2037	4,722,338	451,203
IFB Ser. 07-15, Class BI, IO, 3.805s, 2037	8,049,988	763,005
IFB Ser. 06-126, Class CS, IO, 3.805s, 2037	3,338,809	288,155
IFB Ser. 06-16, Class SM, IO, 3.805s, 2036	4,714,845	461,461
IFB Ser. 05-95, Class CI, IO, 3.805s, 2035	2,470,878	250,702
IFB Ser. 05-84, Class SG, IO, 3.805s, 2035	4,081,064	408,189
IFB Ser. 05-57, Class NI, IO, 3.805s, 2035	1,054,650	93,157
IFB Ser. 05-29, Class SX, IO, 3.805s, 2035	2,909,406	269,186
IFB Ser. 05-104, Class NI, IO, 3.805s, 2035	2,810,786	267,244
IFB Ser. 05-7, Class SC, IO, 3.805s, 2035	10,500,871	864,264
IFB Ser. 04-92, Class S, IO, 3.805s, 2034	6,842,397	597,641
IFB Ser. 06-104, Class EI, IO, 3.795s, 2036	2,658,531	256,299
IFB Ser. 05-83, Class QI, IO, 3.795s, 2035	659,609	74,262
IFB Ser. 06-128, Class GS, IO, 3.785s, 2037	2,753,057	267,481
IFB Ser. 05-83, Class SL, IO, 3.775s, 2035	6,940,899	619,315
Ser. 06-116, Class ES, IO, 3.755s, 2036	372,474	29,458
IFB Ser. 06-114, Class IS, IO, 3.755s, 2036	2,363,223	198,721
IFB Ser. 04-92, Class SQ, IO, 3.755s, 2034	2,839,630	281,745
IFB Ser. 06-115, Class IE, IO, 3.745s, 2036	1,825,098	178,535
IFB Ser. 06-117, Class SA, IO, 3.745s, 2036	2,719,524	237,489
IFB Ser. 06-121, Class SD, IO, 3.745s, 2036	290,065	25,633
IFB Ser. 06-109, Class SG, IO, 3.735s, 2036	675,747	60,226
IFB Ser. 06-104, Class SY, IO, 3.725s, 2036	604,206	50,225
IFB Ser. 06-109, Class SH, IO, 3.725s, 2036	2,197,743	228,851
IFB Ser. 06-111, Class SA, IO, 3.725s, 2036	14,067,974	1,356,005
IFB Ser. 07-W6, Class 4A2, IO, 3.705s, 2037	12,813,350	1,160,610
IFB Ser. 06-128, Class SC, IO, 3.705s, 2037	2,800,224	248,483
IFB Ser. 06-43, Class SI, IO, 3.705s, 2036	5,222,602	446,494
IFB Ser. 06-8, Class JH, IO, 3.705s, 2036	8,848,383	878,043
IFB Ser. 05-122, Class SG, IO, 3.705s, 2035	2,265,194	218,967
IFB Ser. 05-57, Class MS, IO, 3.705s, 2035	7,666,476	646,703
IFB Ser. 05-95, Class OI, IO, 3.695s, 2035	371,380	41,724
IFB Ser. 06-92, Class LI, IO, 3.685s, 2036	2,669,282	240,227
IFB Ser. 06-99, Class AS, IO, 3.685s, 2036	1,060,461	97,370
IFB Ser. 06-98, Class SQ, IO, 3.675s, 2036	12,101,978	1,074,324
IFB Ser. 06-85, Class TS, IO, 3.665s, 2036	5,879,258	482,480
IFB Ser. 07-75, Class PI, IO, 3.645s, 2037	2,897,207	245,685
IFB Ser. 07-88, Class MI, IO, 3 5/8s, 2037	1,160,251	82,376
IFB Ser. 07-103, Class AI, IO, 3.605s, 2037	12,480,671	1,083,762
IFB Ser. 07-15, Class NI, IO, 3.605s, 2022	4,519,512	360,859
IFB Ser. 07-106, Class SM, IO, 3.565s, 2037	6,441,099	503,456
IFB Ser. 08-3, Class SC, IO, 3.555s, 2038	8,916,656	786,477
IFB Ser. 07-109, Class XI, IO, 3.555s, 2037	1,769,401	155,190
IFB Ser. 07-109, Class YI, IO, 3.555s, 2037	2,831,542	224,045
IFB Ser. 07-W8, Class 2A2, IO, 3.555s, 2037	4,651,122	401,557
IFB Ser. 07-88, Class JI, IO, 3.555s, 2037	3,247,585	286,636
IFB Ser. 06-79, Class SH, IO, 3.555s, 2036	3,975,912	378,562
IFB Ser. 07-54, Class KI, IO, 3.545s, 2037	1,459,039	111,907
IFB Ser. 07-30, Class JS, IO, 3.545s, 2037	5,133,946	446,296
IFB Ser. 07-30, Class LI, IO, 3.545s, 2037	5,079,887	452,062
IFB Ser. 07-W2, Class 1A2, IO, 3.535s, 2037	2,035,376	173,582
IFB Ser. 07-106, Class SN, IO, 3.515s, 2037	2,812,377	213,226
IFB Ser. 07-54, Class IA, IO, 3.515s, 2037	2,556,406	227,694
IFB Ser. 07-54, Class IB, IO, 3.515s, 2037	2,556,406	224,682
IFB Ser. 07-54, Class IC, IO, 3.515s, 2037	2,556,406	224,682
IFB Ser. 07-54, Class ID, IO, 3.515s, 2037	2,556,406	224,682
IFB Ser. 07-54, Class IE, IO, 3.515s, 2037	2,556,406	224,682
IFB Ser. 07-54, Class IF, IO, 3.515s, 2037	4,067,466	354,605
IFB Ser. 07-54, Class NI, IO, 3.515s, 2037	2,204,574	186,407
IFB Ser. 07-54, Class UI, IO, 3.515s, 2037	3,805,387	365,254
IFB Ser. 07-91, Class AS, IO, 3.505s, 2037	1,890,299	152,209
IFB Ser. 07-91, Class HS, IO, 3.505s, 2037	2,028,893	159,300
IFB Ser. 07-15, Class CI, IO, 3.485s, 2037	8,730,739	757,804
IFB Ser. 06-123, Class BI, IO, 3.485s, 2037	11,448,241	964,624
IFB Ser. 06-115, Class JI, IO, 3.485s, 2036	6,370,486	551,991
IFB Ser. 07-109, Class PI, IO, 3.455s, 2037	3,021,541	243,426
IFB Ser. 06-123, Class LI, IO, 3.425s, 2037	4,241,948	349,705
IFB Ser. 08-11, Class SC, IO, 3.385s, 2038	3,681,325	327,491
IFB Ser. 08-1, Class DI, IO, 3.365s, 2038	3,953,008	281,371
IFB Ser. 08-1, Class NI, IO, 3.355s, 2037	5,338,115	373,868
IFB Ser. 08-10, Class GI, IO, 3.335s, 2038	3,219,972	247,257
IFB Ser. 08-13, Class SA, IO, 3.325s, 2038	12,032,048	905,436
IFB Ser. 07-39, Class AI, IO, 3.225s, 2037	4,621,227	344,604
IFB Ser. 07-32, Class SD, IO, 3.215s, 2037	3,014,990	224,358
IFB Ser. 07-30, Class UI, IO, 3.205s, 2037	2,496,073	197,863

IFB Ser. 07-32, Class SC, IO, 3.205s, 2037	4,266,411	318,040
IFB Ser. 07-1, Class CI, IO, 3.205s, 2037	2,889,667	223,340
IFB Ser. 05-74, Class SE, IO, 3.205s, 2035	5,465,213	369,148
IFB Ser. 05-92, Class US, IO, 3.205s, 2025	23,504,789	1,608,678
IFB Ser. 05-14, Class SE, IO, 3.155s, 2035	2,325,354	159,538
IFB Ser. 08-33, Class SA, IO, 3.105s, 2038	32,257,748	2,284,171
IFB Ser. 08-1, Class BI, IO, 3.015s, 2038	9,263,935	541,564
IFB Ser. 07-75, Class ID, IO, 2.975s, 2037	3,078,180	223,167
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033	4,217,753	150,371
Ser. 03-W10, Class 3A, IO, 0.768s, 2043	7,083,266	117,997
Ser. 00-T6, IO, 0.762s, 2030	6,477,311	108,172
Ser. 03-W10, Class 1A, IO, 0.728s, 2043	5,848,919	81,368
Ser. 02-T18, IO, 0.515s, 2042	11,549,887	177,450
Ser. 06-117, Class OA, PO, zero %, 2036	141,037	106,263
Ser. 06-84, Class OP, PO, zero %, 2036	6,768	6,798
Ser. 06-56, Class XF, zero %, 2036	152,247	138,440
Ser. 04-38, Class AO, PO, zero %, 2034	903,867	659,630
Ser. 04-61, Class CO, PO, zero %, 2031	870,022	735,857
Ser. 99-51, Class N, PO, zero %, 2029	114,646	89,797
Ser. 07-31, Class TS, IO, zero %, 2009	6,189,473	160,660
Ser. 07-15, Class IM, IO, zero %, 2009	2,463,291	57,781
Ser. 07-16, Class TS, IO, zero %, 2009	9,967,351	246,642
FRB Ser. 05-91, Class EF, zero %, 2035	174,823	153,305
FRB Ser. 06-54, Class CF, zero %, 2035	274,584	256,039
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	8,824	9,535
Ser. T-60, Class 1A2, 7s, 2044	2,933,429	3,136,846
IFB Ser. T-56, Class 2ASI, IO, 5.205s, 2043	1,439,135	172,696
Ser. T-57, Class 1AX, IO, 0.451s, 2043	3,658,895	68,604
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.336s, 2020	9,831,507	511,404
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.909s, 2039	867,977	867,977
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	891,000	574,149
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,219,000	1,135,659
Freddie Mac
IFB Ser. 3153, Class JS, 19.52s, 2036	1,164,328	1,428,762
IFB Ser. 3182, Class PS, 17.736s, 2032	367,508	452,013
IFB Ser. 3182, Class SP, 17.736s, 2032	777,603	876,782
IFB Ser. 3393, Class JS, 16.963s, 2032	1,118,998	1,210,066
IFB Ser. 3081, Class DC, 16.938s, 2035	911,966	1,070,960
IFB Ser. 3114, Class GK, 15.536s, 2036	637,932	726,440
IFB Ser. 2979, Class AS, 14.315s, 2034	404,583	444,516
IFB Ser. 3149, Class SU, 12.194s, 2036	782,187	817,603
IFB Ser. 3065, Class DC, 11.712s, 2035	1,470,773	1,555,468
IFB Ser. 3226, Class TY, 10.745s, 2036	2,276,780	2,338,231
IFB Ser. 3012, Class FS, 10.085s, 2035	1,013,930	1,026,397
IFB Ser. 246, Class S54, IO, 5.884s, 2037	12,817,426	1,578,146
IFB Ser. 3184, Class SP, IO, 4.634s, 2033	3,873,834	386,917
IFB Ser. 2777, Class SJ, IO, 4.534s, 2017	3,186,458	233,259
IFB Ser. 2882, Class LS, IO, 4.484s, 2034	1,759,558	195,635
IFB Ser. 3203, Class SH, IO, 4.424s, 2036	2,203,720	252,874
IFB Ser. 2594, Class SE, IO, 4.334s, 2030	734,513	51,745
IFB Ser. 2828, Class TI, IO, 4.334s, 2030	1,276,284	121,571
IFB Ser. 3397, Class GS, IO, 4.284s, 2037	1,868,607	150,527
IFB Ser. 3311, Class BI, IO, 4.044s, 2037	3,191,114	264,547
IFB Ser. 3297, Class BI, IO, 4.044s, 2037	8,190,062	815,641
IFB Ser. 3284, Class IV, IO, 4.034s, 2037	1,992,427	207,232
IFB Ser. 3287, Class SD, IO, 4.034s, 2037	2,821,203	255,900
IFB Ser. 3281, Class BI, IO, 4.034s, 2037	1,486,750	141,606
IFB Ser. 3281, Class CI, IO, 4.034s, 2037	1,719,538	140,584
IFB Ser. 3249, Class SI, IO, 4.034s, 2036	1,301,958	136,582
IFB Ser. 3028, Class ES, IO, 4.034s, 2035	6,770,705	691,464
IFB Ser. 3042, Class SP, IO, 4.034s, 2035	2,067,684	194,714
IFB Ser. 2990, Class TS, IO, 4.034s, 2035	9,402,080	727,158
IFB Ser. 3045, Class DI, IO, 4.014s, 2035	12,634,052	1,056,705
IFB Ser. 3236, Class ES, IO, 3.984s, 2036	222,083	18,147
IFB Ser. 3136, Class NS, IO, 3.984s, 2036	1,676,107	150,708
IFB Ser. 3054, Class CS, IO, 3.984s, 2035	1,422,664	98,592
IFB Ser. 3107, Class DC, IO, 3.984s, 2035	7,364,722	761,394
IFB Ser. 3066, Class SI, IO, 3.984s, 2035	4,634,517	474,404
IFB Ser. 2950, Class SM, IO, 3.984s, 2016	1,095,828	94,748
IFB Ser. 3256, Class S, IO, 3.974s, 2036	4,234,993	414,342
IFB Ser. 3031, Class BI, IO, 3.974s, 2035	1,313,765	150,131
IFB Ser. 3370, Class TS, IO, 3.954s, 2037	7,329,295	617,550
IFB Ser. 3244, Class SB, IO, 3.944s, 2036	2,101,815	193,716
IFB Ser. 3244, Class SG, IO, 3.944s, 2036	2,446,794	235,766
IFB Ser. 3236, Class IS, IO, 3.934s, 2036	4,172,425	370,796
IFB Ser. 3033, Class SG, IO, 3.934s, 2035	1,709,432	197,216
IFB Ser. 3114, Class TS, IO, 3.934s, 2030	8,034,858	646,274
IFB Ser. 3128, Class JI, IO, 3.914s, 2036	729,099	70,090
IFB Ser. 3240, Class S, IO, 3.904s, 2036	7,386,434	673,734
IFB Ser. 3229, Class BI, IO, 3.904s, 2036	230,566	19,020
IFB Ser. 3153, Class JI, IO, 3.904s, 2036	3,313,307	282,399
IFB Ser. 3065, Class DI, IO, 3.904s, 2035	1,028,504	115,286
IFB Ser. 3145, Class GI, IO, 3.884s, 2036	597,060	60,822
IFB Ser. 2877, Class WS, IO, 3.884s, 2034	6,555,362	436,784
IFB Ser. 3218, Class AS, IO, 3.864s, 2036	2,365,918	192,247

IFB Ser. 3221, Class SI, IO, 3.864s, 2036	3,380,639	291,599
IFB Ser. 3153, Class UI, IO, 3.854s, 2036	504,719	56,244
IFB Ser. 3424, Class XI, IO, 3.854s, 2036	4,544,000	409,670
IFB Ser. 3202, Class PI, IO, 3.824s, 2036	9,232,795	818,426
IFB Ser. 3355, Class MI, IO, 3.784s, 2037	2,029,011	168,291
IFB Ser. 3201, Class SG, IO, 3.784s, 2036	4,263,901	377,903
IFB Ser. 3203, Class SE, IO, 3.784s, 2036	3,816,727	328,801
IFB Ser. 3171, Class PS, IO, 3.769s, 2036	3,021,199	268,157
IFB Ser. 3152, Class SY, IO, 3.764s, 2036	6,824,477	664,782
IFB Ser. 3284, Class BI, IO, 3.734s, 2037	2,416,711	202,514
IFB Ser. 3260, Class SA, IO, 3.734s, 2037	2,198,806	146,159
IFB Ser. 3199, Class S, IO, 3.734s, 2036	6,123,996	535,425
IFB Ser. 3284, Class LI, IO, 3.724s, 2037	6,968,536	601,562
IFB Ser. 3281, Class AI, IO, 3.714s, 2037	8,884,982	781,988
IFB Ser. 3261, Class SA, IO, 3.714s, 2037	7,529,253	670,574
IFB Ser. 3311, Class EI, IO, 3.694s, 2037	2,458,098	203,443
IFB Ser. 3311, Class IA, IO, 3.694s, 2037	3,871,129	351,189
IFB Ser. 3311, Class IB, IO, 3.694s, 2037	3,871,129	351,189
IFB Ser. 3311, Class IC, IO, 3.694s, 2037	3,871,129	351,189
IFB Ser. 3311, Class ID, IO, 3.694s, 2037	3,871,129	351,189
IFB Ser. 3311, Class IE, IO, 3.694s, 2037	5,913,763	536,496
IFB Ser. 3311, Class PI, IO, 3.694s, 2037	2,992,801	297,877
IFB Ser. 3265, Class SC, IO, 3.694s, 2037	6,506,194	516,429
IFB Ser. 3382, Class SI, IO, 3.684s, 2037	25,103,957	2,320,647
IFB Ser. 3375, Class MS, IO, 3.684s, 2037	11,842,682	929,058
IFB Ser. 3240, Class GS, IO, 3.664s, 2036	4,452,617	380,085
IFB Ser. 3424, Class TI, IO, 3.664s, 2035	7,839,000	575,677
IFB Ser. 3408, Class BI, IO, 3.544s, 2038	3,907,012	266,142
IFB Ser. 2967, Class SA, IO, 3.434s, 2035	10,196,349	682,854
IFB Ser. 3339, Class TI, IO, 3.424s, 2037	4,772,827	384,382
IFB Ser. 3284, Class CI, IO, 3.404s, 2037	11,100,695	872,163
IFB Ser. 3016, Class SQ, IO, 3.394s, 2035	2,845,773	171,791
Ser. 246, PO, zero %, 2037	3,325,016	2,705,950
Ser. 3292, Class DO, PO, zero %, 2037	200,040	153,757
Ser. 3292, Class OA, PO, zero %, 2037	263,835	197,581
Ser. 3300, PO, zero %, 2037	1,611,555	1,285,804
Ser. 3139, Class CO, PO, zero %, 2036	339,647	259,000
Ser. 236, PO, zero %, 2036	766,667	617,134
FRB Ser. 3345, Class TY, zero %, 2037	429,557	365,593
FRB Ser. 3326, Class XF, zero %, 2037	366,120	344,768
FRB Ser. 3273, Class HF, zero %, 2037	108,932	106,502
FRB Ser. 3235, Class TP, zero %, 2036	161,285	145,692
FRB Ser. 3283, Class KF, zero %, 2036	152,854	152,681
FRB Ser. 3226, Class YW, zero %, 2036	727,220	680,122
FRB Ser. 3332, Class UA, zero %, 2036	184,263	173,711
FRB Ser. 3251, Class TC, zero %, 2036	1,704,842	1,731,403
FRB Ser. 3130, Class JF, zero %, 2036	621,018	590,282
FRB Ser. 3326, Class WF, zero %, 2035	337,606	308,875
FRB Ser. 3030, Class EF, zero %, 2035	181,226	158,169
FRB Ser. 3412, Class UF, zero %, 2035	894,830	757,042
FRB Ser. 2980, Class TY, zero %, 2035	88,048	74,273
FRB Ser. 3112, Class XM, zero %, 2034	73,891	70,214
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.787s, 2033	251,000	233,538
Ser. 00-1, Class G, 6.131s, 2033	1,159,000	837,887
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	1,022,427	1,007,352
Government National Mortgage Association
FRB Ser. 07-41, Class SA, 23.4s, 2037	246,423	307,954
FRB Ser. 07-40, Class GS, 23.28s, 2037	97,190	118,453
FRB Ser. 07-45, Class SA, 23.04s, 2037	84,883	103,260
FRB Ser. 07-45, Class SB, 22.8s, 2037	84,883	102,701
IFB Ser. 07-51, Class SP, 22.68s, 2037	199,926	240,300
IFB Ser. 05-66, Class SP, 11.79s, 2035	886,626	922,131
Ser. 08-42, Class AI, IO, 6s, 2038 (FWC)	16,075,000	1,917,982
IFB Ser. 08-29, Class SA, IO, 4.98s, 2038	14,870,957	1,394,152
FRB Ser. 07-2, Class SA, IO, 4.58s, 2037	374,721	32,322
IFB Ser. 06-61, Class SM, IO, 4.58s, 2036	4,858,345	394,983
IFB Ser. 06-62, Class SI, IO, 4.58s, 2036	2,969,441	237,775
IFB Ser. 07-1, Class SL, IO, 4.56s, 2037	1,360,317	112,991
IFB Ser. 07-1, Class SM, IO, 4.55s, 2037	1,361,096	112,740
IFB Ser. 06-62, Class SA, IO, 4.54s, 2036	3,418,346	275,563
IFB Ser. 06-64, Class SB, IO, 4.54s, 2036	3,400,835	270,431
IFB Ser. 04-59, Class SH, IO, 4.537s, 2034	3,915,160	411,338
IFB Ser. 04-59, Class SC, IO, 4.487s, 2034	1,508,422	158,431
IFB Ser. 04-26, Class IS, IO, 4.487s, 2034	2,871,804	216,583
IFB Ser. 07-47, Class SA, IO, 4.387s, 2036	2,780,753	292,577
IFB Ser. 07-35, Class NY, IO, 4.187s, 2035	3,739,000	308,030
IFB Ser. 07-26, Class SD, IO, 4.087s, 2037	4,356,923	335,478
IFB Ser. 07-26, Class SG, IO, 4.05s, 2037	4,116,129	350,590
IFB Ser. 07-9, Class BI, IO, 4.02s, 2037	7,947,637	592,118
IFB Ser. 07-31, Class CI, IO, 4.01s, 2037	2,283,528	161,455
IFB Ser. 07-25, Class SA, IO, 4s, 2037	3,109,687	219,479
IFB Ser. 07-25, Class SB, IO, 4s, 2037	6,088,262	450,285
IFB Ser. 07-22, Class S, IO, 4s, 2037	2,236,942	218,784
IFB Ser. 07-11, Class SA, IO, 4s, 2037	1,934,512	151,095
IFB Ser. 07-14, Class SB, IO, 4s, 2037	1,841,039	149,921
IFB Ser. 05-84, Class AS, IO, 4s, 2035	6,165,770	502,414
IFB Ser. 04-17, Class QN, IO, 3.987s, 2034	4,763,639	462,642
FRB Ser. 07-40, Class SC, IO, 3.95s, 2037	308,498	21,338
FRB Ser. 07-40, Class SD, IO, 3.95s, 2037	308,498	21,338

FRB Ser. 07-40, Class SE, IO, 3.95s, 2037	308,498	21,338
FRB Ser. 07-42, Class SC, IO, 3.95s, 2037	596,313	43,432
IFB Ser. 07-40, Class SB, IO, 3.95s, 2037	5,650,213	413,172
IFB Ser. 07-42, Class SB, IO, 3.95s, 2037	508,222	36,868
IFB Ser. 07-51, Class SJ, IO, 3.95s, 2037	2,326,790	221,004
IFB Ser. 07-48, Class SB, IO, 3.937s, 2037	3,214,561	210,882
IFB Ser. 07-53, Class SY, IO, 3.935s, 2037	4,599,271	443,972
FRB Ser. 07-41, Class SM, IO, 3.9s, 2037	852,875	69,508
FRB Ser. 07-41, Class SN, IO, 3.9s, 2037	869,581	70,870
IFB Ser. 04-88, Class S, IO, 3.9s, 2032	3,337,817	197,401
FRB Ser. 07-40, Class SG, IO, 3.88s, 2037	678,672	46,354
IFB Ser. 07-59, Class PS, IO, 3.87s, 2037	1,817,390	146,671
IFB Ser. 07-59, Class SP, IO, 3.87s, 2037	567,199	46,056
IFB Ser. 07-74, Class SI, IO, 3.857s, 2037	3,943,046	271,084
IFB Ser. 08-34, Class SH, IO, 3.85s, 2037	5,157,000	399,668
IFB Ser. 06-38, Class SG, IO, 3.85s, 2033	9,007,612	596,995
FRB Ser. 07-45, Class QA, IO, 3.84s, 2037	596,653	41,096
IFB Ser. 07-17, Class AI, IO, 3.837s, 2037	9,712,511	824,457
IFB Ser. 07-78, Class SA, IO, 3.817s, 2037	14,149,988	1,001,352
FRB Ser. 07-45, Class QB, IO, 3.8s, 2037	596,653	40,541
IFB Ser. 07-53, Class SG, IO, 3.8s, 2037	1,458,951	95,583
IFB Ser. 08-2, Class SM, IO, 3.787s, 2038	9,376,978	686,188
IFB Ser. 07-9, Class AI, IO, 3.787s, 2037	4,849,981	366,521
IFB Ser. 07-51, Class SG, IO, 3.78s, 2037	12,514,501	863,683
IFB Ser. 08-3, Class SA, IO, 3 3/4s, 2038	5,334,928	335,456
IFB Ser. 07-79, Class SY, IO, 3 3/4s, 2037	8,948,434	552,710
IFB Ser. 07-64, Class AI, IO, 3 3/4s, 2037	1,208,080	80,800
IFB Ser. 07-53, Class ES, IO, 3 3/4s, 2037	2,278,350	132,520
IFB Ser. 08-2, Class SB, IO, 3.72s, 2038	12,558,666	766,744
IFB Ser. 08-4, Class SA, IO, 3.716s, 2038	26,300,175	1,634,486
IFB Ser. 07-9, Class DI, IO, 3.71s, 2037	4,021,581	272,029
FRB Ser. 07-59, Class SC, IO, 3.7s, 2037	827,493	55,018
IFB Ser. 07-57, Class QA, IO, 3.7s, 2037	5,232,299	314,361
IFB Ser. 07-58, Class SC, IO, 3.7s, 2037	4,143,728	224,654
IFB Ser. 07-59, Class SA, IO, 3.7s, 2037	15,252,711	908,147
IFB Ser. 07-61, Class SA, IO, 3.7s, 2037	2,805,150	170,907
IFB Ser. 07-53, Class SC, IO, 3.7s, 2037	2,496,458	145,044
IFB Ser. 06-26, Class S, IO, 3.7s, 2036	20,575,029	1,560,627
IFB Ser. 08-15, Class CI, IO, 3.69s, 2038	20,618,641	1,270,704
IFB Ser. 07-58, Class SD, IO, 3.69s, 2037	3,983,031	212,734
IFB Ser. 08-9, Class SK, IO, 3.68s, 2038	7,685,790	613,662
IFB Ser. 08-6, Class SC, IO, 3.675s, 2038	20,936,918	1,259,942
IFB Ser. 07-59, Class SD, IO, 3.67s, 2037	996,161	57,956
IFB Ser. 05-71, Class SA, IO, 3.647s, 2035	6,961,406	504,820
IFB Ser. 05-92, Class S, IO, 3.6s, 2032	14,326,257	846,145
IFB Ser. 05-65, Class SI, IO, 3.55s, 2035	2,964,775	230,760
IFB Ser. 06-7, Class SB, IO, 3.52s, 2036	698,782	45,182
IFB Ser. 08-15, Class PI, IO, 3 1/2s, 2035	6,036,602	458,178
IFB Ser. 06-16, Class SX, IO, 3.49s, 2036	7,220,903	480,878
IFB Ser. 07-25, Class KS, IO, 3.487s, 2037	4,199,616	356,363
IFB Ser. 07-21, Class S, IO, 3.487s, 2037	141,724	8,466
IFB Ser. 07-31, Class AI, IO, 3.467s, 2037	2,367,101	225,182
IFB Ser. 07-17, Class IB, IO, 3.45s, 2037	1,864,809	131,173
IFB Ser. 06-14, Class S, IO, 3.45s, 2036	2,907,430	207,064
IFB Ser. 05-57, Class PS, IO, 3.45s, 2035	3,467,232	268,624
IFB Ser. 06-11, Class ST, IO, 3.44s, 2036	1,818,698	123,733
IFB Ser. 07-62, Class S, IO, 3.437s, 2037	4,543,091	268,326
IFB Ser. 07-27, Class SD, IO, 3.4s, 2037	2,157,630	124,718
IFB Ser. 07-19, Class SJ, IO, 3.4s, 2037	3,747,441	210,003
IFB Ser. 07-23, Class ST, IO, 3.4s, 2037	4,136,569	218,953
IFB Ser. 07-9, Class CI, IO, 3.4s, 2037	5,232,322	309,491
IFB Ser. 07-7, Class EI, IO, 3.4s, 2037	2,353,470	131,568
IFB Ser. 07-7, Class JI, IO, 3.4s, 2037	5,335,645	363,595
IFB Ser. 07-1, Class S, IO, 3.4s, 2037	4,947,779	278,327
IFB Ser. 07-3, Class SA, IO, 3.4s, 2037	4,726,420	264,826
IFB Ser. 07-43, Class SC, IO, 3.387s, 2037	3,458,150	200,998
IFB Ser. 05-17, Class S, IO, 3.38s, 2035	3,648,372	257,666
IFB Ser. 05-3, Class SN, IO, 3.3s, 2035	9,893,254	629,149
IFB Ser. 07-73, Class MI, IO, 3.2s, 2037	1,345,815	64,602
IFB Ser. 04-41, Class SG, IO, 3.2s, 2034	10,641,624	518,031
Ser. 07-73, Class MO, PO, zero %, 2037	96,815	74,609
FRB Ser. 07-71, Class TA, zero %, 2037	1,010,707	1,079,398
FRB Ser. 07-71, Class UC, zero %, 2037	124,325	132,610
FRB Ser. 07-73, Class KI, IO, zero %, 2037	963,789	22,510
FRB Ser. 07-73, Class KM, zero %, 2037	95,943	94,953
FRB Ser. 07-61, Class YC, zero %, 2037	1,243,706	1,246,375
FRB Ser. 07-33, Class TB, zero %, 2037	454,935	420,849
FRB Ser. 07-6, Class TD, zero %, 2037	427,334	400,192
FRB Ser. 98-2, Class EA, PO, zero %, 2028	111,692	92,157
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	679,000	667,883
Ser. 06-GG6, Class A2, 5.506s, 2038	2,446,000	2,459,649
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands) (F)	194,465	48,616
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
3.005s, 2037	761,487	675,820
IndyMac Indx Mortgage Loan Trust FRB Ser. 07-AR11,
Class 1A1, 5.654s, 2037 (F)	2,498,986	1,780,183
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.261s, 2051	1,032,000	966,045
FRB Ser. 07-LD12, Class A3, 6.189s, 2051	4,928,000	4,885,668

FRB Ser. 07-LD11, Class A3, 6.007s, 2049		847,000	835,108
Ser. 07-CB20, Class A3, 5.863s, 2051		1,698,000	1,663,768
Ser. 07-CB20, Class A4, 5.794s, 2051		1,107,000	1,091,956
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.068s, 2051		125,154,493	1,428,013
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		492,082	484,292
Ser. 98-C4, Class J, 5.6s, 2035		965,000	808,247
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012		1,535,000	1,541,220
Ser. 07-C7, Class XW, IO, 0.526s, 2045		119,461,690	2,902,919
LB-UBS Commercial Mortgage Trust 144A Ser. 07-C7,
Class XCL, IO, 0.086s, 2045		50,431,737	544,663
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 22.71s, 2036		1,525,769	1,776,159
IFB Ser. 07-5, Class 8A2, IO, 4.825s, 2036		2,777,689	238,133
IFB Ser. 07-4, Class 3A2, IO, 4.305s, 2037		2,150,474	191,940
IFB Ser. 06-5, Class 2A2, IO, 4.255s, 2036		5,126,094	389,130
IFB Ser. 07-2, Class 2A13, IO, 3.795s, 2037		4,056,699	329,799
IFB Ser. 06-9, Class 2A2, IO, 3.725s, 2037		4,759,908	423,437
IFB Ser. 06-7, Class 2A4, IO, 3.655s, 2036		8,050,586	535,326
IFB Ser. 06-7, Class 2A5, IO, 3.655s, 2036		7,444,297	607,656
IFB Ser. 06-6, Class 1A2, IO, 3.605s, 2036		2,967,647	193,706
IFB Ser. 06-6, Class 1A3, IO, 3.605s, 2036		4,181,498	301,295
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012		3,405,647	3,320,847
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)		1,154,000	403,900
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)		411,000	123,300
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)		187,000	46,750
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13,
Class 3A6, 3.787s, 2034		554,000	526,901
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049		111,095,694	1,223,789
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.275s, 2035		881,981	842,292
Ser. 96-C2, Class JS, IO, 2.264s, 2028		2,093,530	143,093
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.023s, 2050		451,000	446,646
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049		821,000	816,743
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.867s, 2017		4,863,221	1,219,605
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.007s, 2037		1,376,552	353,172
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		2,455,000	2,369,520
FRB Ser. 08-T29, Class A3, 6.458s, 2043		1,332,000	1,355,363
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049		507,000	466,401
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		3,360,000	1,848,000
Ser. 07-HQ13, Class X1, IO, 0.823s, 2044		110,511,989	2,843,473
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.448s, 2035		2,470,861	1,789,892
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.232s, 2030		459,501	464,584
Ser. 97-MC2, Class X, IO, 2.915s, 2012		31,031	3
Permanent Financing PLC FRB Ser. 8, Class 2C, 3.39s,
2042 (United Kingdom)		1,112,000	1,103,146
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
3.09s, 2033 (United Kingdom)		5,517,000	5,334,939
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.793s, 2033 (United Kingdom)		6,703,000	6,402,035
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		285,000	189,702
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 3.795s, 2037		9,357,526	790,255
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 6.349s, 2038 (United Kingdom)	GBP	250,000	298,365
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		$595,000	556,733
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		316,000	237,000
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		376,000	266,960
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		345,000	248,400
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		325,000	211,250
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.605s, 2037		7,565,486	515,425
Ser. 07-4, Class 1A4, IO, 1s, 2037		8,086,166	213,049
Structured Asset Securities Corp. 144A
IFB Ser. 08-01, Class 1A2, IO, 3.184s, 2045		16,170,846	946,980
Ser. 07-RF1, Class 1A, IO, 2.659s, 2037		9,702,813	486,280
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	444,138	812,740
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	907,390	1,442,711
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	467,671	864,328
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$4,394,000	4,326,614
Ser. 07-C34, IO, 0.52s, 2046		33,067,101	751,285
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 6.016s, 2018		917,000	733,600

Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR16, Class 2A1, 4.943s, 2035 (F)		26,960	25,903
Ser. 05-AR13, Class 1A4, IO, 0.742s, 2035		20,694,091	96,391

Total collateralized mortgage obligations (cost $339,769,350)			$354,355,960

FOREIGN GOVERNMENT BONDS AND NOTES (24.4%)(a)
		Principal amount	Value

Argentina (Republic of) bonds 7s, 2013		$2,265,000	$1,751,978
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	6,355,000	1,477,538
Argentina (Republic of) bonds FRB zero %, 2013		$3,113,000	1,523,814
Argentina (Republic of) notes Ser. $dis, 8.28s, 2033		2,514,269	2,030,272
Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.092s, 2012		13,141,875	11,232,521
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	8,000,000	12,349,180
Brazil (Federal Republic of) bonds 6s, 2017 (S)		$2,935,000	3,026,719
Brazil (Federal Republic of) notes zero %, 2017	BRL	659,000	3,402,519
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,340,000	1,638,131
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2037		$1,000,000	1,103,750
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2017		665,000	743,969
Colombia (Republic of) notes 10s, 2012		3,565,000	4,206,700
Ecuador (Republic of) bonds Ser. REGS, 12s, 2012		3,099,576	3,157,693
Ecuador (Republic of) 144A unsec. bonds 12s, 2012		1,931,880	1,968,103
Ecuador (Republic of) regs notes 9 3/8s, 2015		245,000	259,088
France (Government of) bonds 5 3/4s, 2032	EUR	2,605,000	4,658,573
France (Government of) bonds 5 1/2s, 2010	EUR	6,300,000	10,227,953
France (Government of) bonds 4s, 2013	EUR	7,700,000	12,019,150
France (Government of) bonds 4s, 2009	EUR	1,520,000	2,378,554
Ghana (Republic of) bonds 8 1/2s, 2017		$555,000	575,369
Indonesia (Republic of) bonds 14.275s, 2013	IDR	5,011,000,000	576,289
Indonesia (Republic of) bonds 14 1/4s, 2013	IDR	14,881,000,000	1,722,786
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		$1,875,000	1,661,719
Ireland (Republic of) bonds 5s, 2013	EUR	14,800,000	24,013,685
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	313,000,000	3,041,303
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	739,926,000	7,058,106
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	7,837,306,600	74,005,176
United Mexican States sr. unsec. notes Ser. A, 6.05s,
2040		$4,010,000	3,989,950
Mexican (Government of) bonds Ser. M 10, 8s, 2015	MXN	34,400,000	3,298,527
Peru (Republic of) bonds 8 3/4s, 2033		$935,000	1,238,875
Russia (Federation of) unsub. 5s, 2030		1,617,370	1,851,889
Russia (Federation of) 144A unsub. unsec. bonds 5s,
2030		5,528,510	6,330,143
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		4,040,000	4,040,000
South Africa (Republic of) notes 5 7/8s, 2022		880,000	801,900
Spain (Kingdom of) bonds 5s, 2012	EUR	4,600,000	7,435,656
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	59,875,000	11,452,978
Turkey (Republic of) notes 6 7/8s, 2036		$5,275,000	4,892,563
Ukraine (Government of) 144A bonds 6 3/4s, 2017		1,565,000	1,568,913
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016		1,185,000	1,165,744
United Mexican States bonds Ser. MTN, 8.3s, 2031		4,545,000	5,908,500
Venezuela (Republic of) notes 10 3/4s, 2013		3,270,000	3,376,275
Venezuela (Republic of) unsec. note FRN Ser. REGS,
3.908s, 2011		2,715,000	2,353,362
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		3,465,000	3,213,788

Total foreign government bonds and notes (cost $226,647,535)			$254,729,701

CORPORATE BONDS AND NOTES (18.7%)(a)
		Principal amount	Value

Basic Materials (1.3%)
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		$280,000	$254,800
Bayer AG jr. unsec. sub. bond FRB 5s, 2105 (Germany)	EUR	364,000	487,628
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 7.315s, 2012		$530,000	394,850
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.8s, 2013 (Netherlands)		360,000	302,850
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		555,000	579,975
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		485,000	494,700
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		1,657,000	1,830,985
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		830,000	902,625
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 5.883s, 2015		295,000	297,897
Georgia-Pacific Corp. debs. 9 1/2s, 2011		99,000	104,445
Georgia-Pacific Corp. notes 8 1/8s, 2011		110,000	113,988
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		691,000	722,959
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		160,000	173,800
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		1,778,000	1,875,790
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		520,000	504,400

Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		446,000	488,370
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		269,000	289,175
NewPage Corp. company guaranty 10s, 2012		116,000	123,830
NewPage Corp. sec. notes 10s, 2012		685,000	731,238
NewPage Holding Corp. sr. notes FRN 11.818s, 2013 (PIK)		154,160	147,223
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		30,000	25,725
Novelis, Inc. company guaranty 7 1/4s, 2015		221,000	202,215
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	405,000	599,177
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		$1,588,000	1,568,150
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		315,000	322,088
Stone Container Corp. sr. notes 8 3/8s, 2012		399,000	365,085
			13,903,968

Capital Goods (1.4%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		206,000	203,940
BBC Holding Corp. sr. notes 8 7/8s, 2014		524,000	489,940
Berry Plastics Corp. 144A sr. sec. notes FRN 7.568s,
2015		645,000	627,263
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		3,155,000	3,218,100
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		620,000	660,300
Bombardier, Inc. 144A sr. unsec. notes FRN 7.631s,
2013 (Canada)	EUR	330,000	517,377
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$1,016,000	1,056,640
General Cable Corp. company guaranty sr. unsec. notes
FRN 5.073s, 2015		375,000	332,813
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		420,000	443,100
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		132,000	131,175
L-3 Communications Corp. company guaranty 6 1/8s, 2013		1,298,000	1,288,265
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		1,019,000	988,430
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		1,573,000	1,691,505
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		13,000	9,523
Owens-Illinois, Inc. debs. 7 1/2s, 2010		207,000	213,728
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		1,159,000	1,159,000
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		902,000	892,980
TD Funding Corp. company guaranty 7 3/4s, 2014		205,000	209,613
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		265,000	273,613
Terex Corp. company guaranty 7 3/8s, 2014		595,000	606,900
			15,014,205

Communication Services (1.3%)
American Tower Corp. 144A sr. notes 7s, 2017 (S)		770,000	777,700
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,040,000	1,008,800
Cricket Communications, Inc. 144A company guaranty
9 7/8s, 2014		860,000	843,875
Digicel Group, Ltd. 144A unsec. notes 8 7/8s, 2015
(Jamaica)		470,000	403,025
Digicel, Ltd. 144A unsec. unsub. notes 9 1/4s, 2012
(Jamaica)		420,000	424,200
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		1,503,000	1,482,334
iPCS, Inc. company guaranty sr. sec. notes FRN 5.364s,
2013		280,000	233,100
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		180,000	176,850
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		295,000	277,300
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		699,000	686,768
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		145,000	145,725
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		2,424,000	2,557,320
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		382,000	350,485
Rural Cellular Corp. sr. unsec. sub. notes FRN 6.076s,
2013		385,000	382,594
West Corp. company guaranty 9 1/2s, 2014		255,000	243,525
Wind Aquisition Fin. SA notes 9 3/4s, 2015
(Netherlands)	EUR	2,325,000	3,828,779
			13,822,380

Consumer Cyclicals (2.6%)
Allison Transmission 144A company guaranty 11s, 2015		$150,000	147,375
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		310,000	241,800
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		265,000	220,613
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		663,075	634,894
D.R. Horton, Inc. company guaranty 8s, 2009		407,000	404,965
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009		561,000	544,170
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		1,495,000	1,446,602
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)		1,012,000	1,032,240
Ford Motor Co. notes 7.45s, 2031		510,000	381,225
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		1,389,000	1,344,438

Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010	873,000	857,261
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	382,000	367,724
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 8.204s, 2014	620,000	584,350
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	1,460,000	1,458,175
Jostens IH Corp. company guaranty 7 5/8s, 2012	1,164,000	1,158,180
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015	325,000	306,313
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	560,000	569,800
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	1,275,000	1,332,375
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	760,000	690,650
Meritage Homes Corp. company guaranty 6 1/4s, 2015	327,000	273,045
Meritage Homes Corp. sr. notes 7s, 2014	90,000	76,838
Meritor Automotive, Inc. notes 6.8s, 2009	628,000	615,440
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	885,000	907,125
MGM Mirage, Inc. company guaranty 6s, 2009	1,929,000	1,924,178
NTK Holdings, Inc. sr. disc. notes zero %, 2014	207,000	89,010
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	880,000	838,200
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	665,000	661,675
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	625,000	517,188
Pulte Homes, Inc. company guaranty 7 7/8s, 2011	1,422,000	1,386,450
Pulte Homes, Inc. notes 4 7/8s, 2009	140,000	135,100
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	140,000	134,750
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)	1,365,000	1,003,275
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	145,000	127,963
Standard Pacific Corp. sr. unsec. notes 6 1/2s, 2008	395,000	383,150
Station Casinos, Inc. sr. notes 6s, 2012	614,000	518,063
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	81,000	82,418
Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015	730,000	748,250
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	713,000	705,870
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	510,000	373,575
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014	510,000	251,175
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	686,000	440,755
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	1,305,000	482,850
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009	335,000	24,288
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014 (S)	1,087,000	1,059,825
		27,483,606

Consumer Staples (1.9%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,055,000	983,788
AMC Entertainment, Inc. company guaranty 11s, 2016	485,000	482,575
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	399,000	356,108
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (F)(NON)	173,688	2,551
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	560,000	494,200
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	47,000	24,910
CCH II, LLC sr. unsec. notes 10 1/4s, 2010	458,000	440,825
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010	2,154,000	2,067,840
Church & Dwight Co., Inc. company guaranty 6s, 2012	865,000	852,025
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	990,000	933,075
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	115,000	79,925
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	1,063,000	1,041,740
Dean Foods Co. company guaranty 7s, 2016	272,000	254,320
Del Monte Corp. company guaranty 6 3/4s, 2015	640,000	617,600
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	1,085,000	1,122,975
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	1,416,000	1,355,820
Echostar DBS Corp. company guaranty 6 5/8s, 2014	4,144,000	4,050,760
Liberty Media, LLC sr. notes 5.7s, 2013	122,000	109,217
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	329,000	332,061
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/2s, 2013	250,000	243,125
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	365,000	379,600
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	700,000	504,000
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	724,000	716,760
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	750,000	771,563
Rite Aid Corp. company guaranty 9 3/8s, 2015	645,000	524,063
Rite Aid Corp. sec. notes 7 1/2s, 2017	620,000	575,050
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	580,000	600,495
Young Broadcasting, Inc. company guaranty 10s, 2011	469,000	304,850
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	160,000	95,200
		20,317,021

Energy (2.9%)

Arch Western Finance, LLC sr. notes 6 3/4s, 2013		2,598,000	2,643,465
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		630,000	576,450
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)		1,502,000	1,517,020
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		1,991,000	2,060,685
Complete Production Services, Inc. company guaranty
8s, 2016		1,020,000	1,022,550
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		995,000	985,050
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		410,000	434,600
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		625,000	643,750
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	364,000	535,275
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		$830,000	825,850
Forest Oil Corp. sr. notes 8s, 2011		1,465,000	1,547,406
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Luxembourg)		575,000	552,144
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Luxembourg)		316,000	333,914
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Luxembourg)		306,000	317,203
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Luxembourg)		485,000	443,775
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		1,140,000	1,080,150
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		755,000	787,088
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		1,013,000	985,143
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014		355,000	367,425
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Netherlands)		500,000	442,500
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)		1,200,000	1,110,000
Massey Energy Co. sr. notes 6 5/8s, 2010		523,000	528,230
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		698,000	692,765
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		575,000	563,500
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		676,043	710,594
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		695,000	710,930
Peabody Energy Corp. company guaranty 7 3/8s, 2016		1,470,000	1,543,500
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		589,500	603,504
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		607,000	641,903
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		1,745,000	1,665,062
Petroleum Development Corp. 144A sr. unsec. notes 12s,
2018		310,000	323,950
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda) (S)		700,000	658,000
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		140,000	143,500
Plains Exploration & Production Co. company guaranty
7s, 2017		150,000	147,750
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		1,619,000	1,689,831
			29,834,462

Financial (3.8%)
Banco Do Brasil 144A sr. unsec. 5.591s, 2017 (Cayman
Islands)	BRL	1,055,000	540,221
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		$2,375,000	2,490,862
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.865s, 2012 (Cayman Islands)		2,828,000	2,723,401
CIT Group, Inc. med. term notes 3.303s, 2008		815,000	808,249
GMAC, LLC sr. unsec. unsub. notes FRN 5.276s, 2014		140,000	99,355
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010		176,000	161,941
GMAC, LLC sr. unsec. unsub. notes 7s, 2012		185,000	151,321
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012 (S)		1,292,000	1,024,997
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014		2,509,000	1,917,207
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012		1,345,000	1,083,207
GMAC, LLC sr. unsec. unsub. notes 5.85s, 2009		209,000	204,309
GMAC, LLC unsub. notes 6 7/8s, 2011		165,000	137,498
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		655,000	646,507
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (Jersey)	EUR	486,000	685,684
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$185,000	135,050
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		135,000	113,400
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)		185,000	174,363
JPMorgan Chase & Co. 144A sr. unsec. FRN 6.46s, 2017		600,000	678,780
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.199s,
2012	INR	37,500,000	988,182
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
I, 6.2s, 2014		$2,375,000	2,389,751
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		205,000	209,100
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		495,000	472,725
Liberty Mutual Insurance 144A notes 7.697s, 2097		1,330,000	1,224,490
Merrill Lynch & Co., Inc. notes 5.45s, 2013		1,660,000	1,620,554
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3.12s,

2011		715,000	656,770
MetLife Capital Trust X 144A collateral trust FRB
9 1/4s, 2068		1,500,000	1,592,464
Morgan Stanley sr. unsec. bonds 5.786s, 2017	BRL	3,655,000	1,793,149
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015		$379,000	364,788
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		1,330,000	1,238,563
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)		2,730,000	2,721,319
USI Holdings Corp. 144A sr. unsec. notes FRN 6.94s,
2014		120,000	94,800
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)		1,724,000	1,605,475
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)		1,065,000	991,781
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		2,595,000	2,669,606
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)		4,850,000	4,740,002
			39,149,871

Government (0.1%)
Pemex Project Funding Master Trust 144A company
guaranty 6 5/8s, 2035		340,000	354,200
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2018		425,000	437,750
			791,950

Health Care (1.3%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		1,310,000	1,362,400
DaVita, Inc. company guaranty 6 5/8s, 2013		291,000	289,545
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		395,000	386,113
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)		1,095,000	1,175,756
HCA, Inc. sr. sec. notes 9 1/4s, 2016		1,275,000	1,370,625
Omnicare, Inc. company guaranty 6 3/4s, 2013		385,000	358,050
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		1,065,000	969,150
Service Corporation International debs. 7 7/8s, 2013		112,000	112,280
Service Corporation International sr. notes 7s, 2017		333,000	333,833
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		1,412,000	1,369,640
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		600,000	414,000
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		200,000	160,000
Tenet Healthcare Corp. notes 7 3/8s, 2013		750,000	695,625
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011		1,179,000	1,108,260
US Oncology, Inc. company guaranty 9s, 2012		965,000	979,475
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		973,000	990,028
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		590,000	626,875
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)		392,000	393,960
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		337,000	333,630
			13,429,245

Technology (0.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		649,000	528,935
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015		541,000	509,216
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		305,000	288,225
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		1,082,000	952,160
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub notes 9 1/8s, 2014 (PIK)		753,000	619,343
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub notes 10 1/8s, 2016 (S)		757,000	596,138
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		435,000	442,613
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011		770,000	768,075
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		25,000	15,531
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)		425,000	420,750
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 6.963s, 2011 (Canada)		460,000	433,550
Sanmina Corp. company guaranty sr. unsec. sub notes
6 3/4s, 2013		459,000	415,395
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		717,000	659,640
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		660,000	689,700
Travelport LLC company guaranty 9 7/8s, 2014		325,000	314,031
			7,653,302

Utilities & Power (1.4%)
AES Corp. (The) sr. notes 8 7/8s, 2011		107,000	113,420
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		255,000	265,838
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		558,000	586,598
CMS Energy Corp. sr. notes 7 3/4s, 2010		350,000	368,773

Colorado Interstate Gas Co. debs. 6.85s, 2037		615,000	602,700
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		55,000	54,962
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		289,000	302,728
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		338,000	351,520
Edison Mission Energy sr. unsec. notes 7.2s, 2019		545,000	549,088
Edison Mission Energy sr. unsec. notes 7s, 2017		380,000	383,800
El Paso Natural Gas Co. debs. 8 5/8s, 2022		370,000	417,757
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		1,010,000	994,850
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		220,000	226,600
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		3,137,000	3,176,213
NRG Energy, Inc. sr. notes 7 3/8s, 2016		465,000	478,950
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		1,115,000	1,229,288
Teco Finance, Inc. sr. unsec. unsub. notes 7.2s, 2011		350,000	368,710
Teco Finance, Inc. sr. unsec. unsub. notes 7s, 2012		550,000	579,989
Teco Finance, Inc. sr. unsec. unsub. notes 6 3/4s, 2015		63,000	63,834
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017		291,000	319,469
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		145,000	144,508
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026		875,000	906,719
Utilicorp United, Inc. sr. unsec. notes 9.95s, 2011		36,000	37,328
Vattenfall Treasury AB company guaranty unsec. unsub.
FRB 5 1/4s, 2049 (Sweden)	EUR	364,000	522,637
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012		$290,000	317,550
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		736,000	794,880
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017		280,000	289,100
			14,447,809

Total corporate bonds and notes (cost $201,646,480)			$195,847,819

ASSET-BACKED SECURITIES (11.5%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 3.585s, 2035		$310,000	$192,200
FRB Ser. 05-4, Class A2C, 3.105s, 2035		68,000	62,560
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 3.045s, 2036		217,000	141,050
FRB Ser. 06-HE3, Class A2C, 3.045s, 2036		191,000	141,531
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 4.645s, 2033		450,554	103,627
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		743,000	684,238
Ser. 04-1A, Class E, 6.42s, 2039		420,000	352,495
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 5.165s, 2033		49,918	7,488
FRB Ser. 06-W4, Class A2C, 3.055s, 2036 (F)		340,000	231,054
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 3.895s, 2033		491,000	294,600
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 3.085s, 2036		78,819	66,732
FRB Ser. 06-HE4, Class A5, 3.055s, 2036		241,000	168,700
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M10, 5.395s, 2036		1,001,000	20,020
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 3 1/2s, 2033		489,889	453,147
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
3.746s, 2011		740,000	734,450
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 6.145s, 2034		507,000	340,615
FRB Ser. 06-PC1, Class M9, 4.645s, 2035		364,000	30,030
FRB Ser. 05-HE1, Class M3, 3.825s, 2035		435,000	195,750
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 5.145s, 2036		552,000	48,548
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		1,481,604	994,295
Ser. 00-A, Class A2, 7.575s, 2030		2,636,723	1,572,402
Ser. 99-B, Class A4, 7.3s, 2016		1,293,355	694,379
Ser. 99-B, Class A3, 7.18s, 2015		2,210,605	1,363,322
FRB Ser. 00-A, Class A1, 2.876s, 2030		283,694	131,237
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013 (F)		500,000	494,419
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
3.796s, 2010		860,000	850,918
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 5.395s, 2035 (F)		599,000	83,614
FRB Ser. 05-HE4, Class M12, 4.945s, 2035 (F)		899,000	80,635
FRB Ser. 05-OPT1, Class M1, 3.315s, 2035		95,957	69,577
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		2,686,670	2,176,485
Ser. 00-4, Class A6, 8.31s, 2032		6,628,871	5,576,537
Ser. 00-5, Class A7, 8.2s, 2032		1,053,000	820,432
Ser. 00-1, Class A5, 8.06s, 2031		1,918,924	1,566,322
Ser. 00-4, Class A5, 7.97s, 2032		378,718	283,903
Ser. 00-5, Class A6, 7.96s, 2032		1,538,028	1,212,361
Ser. 02-1, Class M1F, 7.954s, 2033		85,000	78,483
Ser. 01-3, Class M2, 7.44s, 2033		138,965	7,643
Ser. 01-4, Class A4, 7.36s, 2033		413,853	394,345
Ser. 00-6, Class A5, 7.27s, 2031		152,537	133,655

Ser. 01-1, Class A5, 6.99s, 2032		8,649,339	8,431,108
Ser. 01-3, Class A4, 6.91s, 2033		5,841,474	5,275,966
Ser. 02-1, Class A, 6.681s, 2033		1,824,510	1,818,079
FRB Ser. 02-1, Class M1A, 4.759s, 2033		4,326,000	3,853,447
FRB Ser. 01-4, Class M1, 4.459s, 2033		573,000	249,485
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.415s, 2035		96,000	72,960
FRB Ser. 05-14, Class 3A2, 3.135s, 2036		62,679	55,158
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		838,000	544,700
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		545,000	478,343
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.565s, 2035		179,000	71,600
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 3.045s, 2036		356,000	299,209
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 3.225s, 2036		498,000	425,740
FRB Ser. 06-2, Class 2A3, 3.065s, 2036 (F)		589,000	411,757
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		1,347,000	1,266,648
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	1,561,240	2,857,026
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	2,785,000	4,028,802
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$1,686,394	1,603,779
Ser. 94-4, Class B2, 8.6s, 2019		514,704	330,551
Ser. 93-1, Class B, 8.45s, 2018		820,369	703,599
Ser. 99-5, Class A5, 7.86s, 2030		7,964,198	6,928,852
Ser. 96-8, Class M1, 7.85s, 2027		754,000	631,504
Ser. 95-8, Class B1, 7.3s, 2026		704,416	591,170
Ser. 95-4, Class B1, 7.3s, 2025		726,329	679,747
Ser. 97-6, Class M1, 7.21s, 2029		1,325,000	985,180
Ser. 95-F, Class B2, 7.1s, 2021		67,881	42,765
Ser. 98-2, Class A6, 6.81s, 2027		833,402	785,131
Ser. 99-3, Class A7, 6.74s, 2031		1,438,000	1,340,377
FRN 6.53s, 2030		369,620	324,301
Ser. 98-4, Class A5, 6.18s, 2030		930,807	846,599
Ser. 99-1, Class A5, 6.11s, 2023		556,919	535,781
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,302,759	2,848,154
Ser. 99-5, Class M1A, 8.3s, 2026		312,000	279,189
Ser. 99-5, Class A4, 7.59s, 2028		63,763	61,850
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		712,336	711,570
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 3.045s, 2036		877,000	560,995
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 4.895s, 2030 (Cayman Islands)		729,000	427,121
FRB Ser. 05-1A, Class E, 4.695s, 2030 (Cayman Islands)		162,911	118,925
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
3.225s, 2036		248,000	173,600
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 3.185s, 2035		211,000	183,802
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018		2,420,836	2,163,036
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 3.105s, 2037		2,642,173	1,904,743
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 5.898s, 2036 (Cayman
Islands)		1,485,000	690,525
FRB Ser. 02-1A, Class FFL, 5.645s, 2037 (Cayman
Islands)		2,440,000	854,000
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.515s, 2035		497,000	298,200
FRB Ser. 06-4, Class 2A4, 3.155s, 2036		240,000	121,552
FRB Ser. 06-1, Class 2A3, 3.085s, 2036 (F)		269,000	204,346
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.684s, 2039 (United Kingdom)	GBP	1,700,000	3,123,633
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 6.145s, 2032		$2,025,781	1,377,329
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 3.045s, 2036		126,000	86,836
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 3.896s, 2010		860,000	854,704
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		227,796	192,978
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 6.095s, 2034		458,000	183,200
FRB Ser. 05-HE2, Class M5, 3.575s, 2035		310,000	145,700
FRB Ser. 05-HE1, Class M3, 3.415s, 2034		310,000	170,500
FRB Ser. 06-NC4, Class M2, 3.195s, 2036		435,000	87,000
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 4.886s, 2039 (Cayman Islands)		500,000	405,469
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		191,860	174,137
Ser. 04-B, Class C, 3.93s, 2012		101,875	92,413
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 4.945s, 2033		28,058	3,928
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 3.055s, 2036		298,000	259,588
FRB Ser. 06-2, Class A2C, 3.045s, 2036		298,000	214,130
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		2,053,415	1,203,802
Ser. 99-D, Class A1, 7.84s, 2029		1,816,185	1,475,650

Ser. 00-A, Class A2, 7.765s, 2017		259,868	200,904
Ser. 95-B, Class B1, 7.55s, 2021		542,000	314,360
Ser. 00-D, Class A4, 7.4s, 2030		1,945,000	1,364,418
Ser. 02-B, Class A4, 7.09s, 2032		753,004	711,137
Ser. 99-B, Class A4, 6.99s, 2026		1,906,190	1,725,102
Ser. 00-D, Class A3, 6.99s, 2022		750,164	723,983
Ser. 01-D, Class A4, 6.93s, 2031		1,387,436	948,758
Ser. 01-E, Class A4, 6.81s, 2031		1,847,718	1,474,312
Ser. 99-B, Class A3, 6.45s, 2017		444,446	380,203
Ser. 01-C, Class A2, 5.92s, 2017		2,115,214	841,269
Ser. 02-C, Class A1, 5.41s, 2032		2,308,274	2,053,440
Ser. 01-D, Class A2, 5.26s, 2019		277,331	174,547
Ser. 01-E, Class A2, 5.05s, 2019		1,828,121	1,316,247
Ser. 02-A, Class A2, 5.01s, 2020		508,063	415,754
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		460,167	380,078
FRB Ser. 01-B, Class A2, 3.091s, 2018		102,056	77,269
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 9.588s, 2018 (Ireland)		1,695,000	1,491,600
FRB Ser. 05-A, Class E, 7.688s, 2012 (Ireland)		466,000	375,130
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.395s, 2035 (F)		783,000	109,363
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 3.725s, 2036		202,000	90,900
FRB Ser. 04-MCW1, Class A2, 3.275s, 2034		214,657	197,781
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 5.395s, 2034		146,885	10,282
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 3.025s, 2036		455,000	373,100
Permanent Financing PLC
FRB Ser. 6, Class 3C, 7.576s, 2042 (United Kingdom)	GBP	1,731,000	3,364,284
FRB Ser. 3, Class 3C, 4.14s, 2042 (United Kingdom)		$680,000	673,405
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 3.085s, 2036		303,139	254,864
FRB Ser. 07-RZ1, Class A2, 3.055s, 2037		293,000	208,347
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 3 5/8s, 2035		705,000	317,250
Ser. 01-KS3, Class AII, 3.355s, 2031		3,036,297	2,580,852
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 5.645s, 2035		778,000	38,900
SAIL Net Interest Margin Notes 144A Ser. 03-3,
Class A, 7 3/4s, 2033 (Cayman Islands) (In default)
(NON)		33,837	34
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.545s, 2035		310,000	124,000
FRB Ser. 07-NC2, Class A2B, 3.035s, 2037 (F)		275,000	186,762
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 3.105s, 2036		507,000	292,235
FRB Ser. 06-FRE1, Class A2B, 3.075s, 2036		231,000	180,180
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 3.065s, 2036		240,000	184,125
FRB Ser. 06-3, Class A3, 3.055s, 2036		882,000	690,065
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 5.395s, 2036		463,000	23,150
South Coast Funding 144A FRB Ser. 3A, Class A2,
4.296s, 2038 (Cayman Islands) (F)		200,000	3,996
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 3.155s, 2036		240,000	96,862
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 5.395s, 2035		858,000	18,228
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015		3,445,623	3,311,244
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		904,000	432,293
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		756,000	309,915
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
3.215s, 2037		106,000	53,977
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 3.82s, 2044 (United Kingdom)		504,004	352,803

Total asset-backed securities (cost $139,989,036)			$120,423,476

SENIOR LOANS (9.8%)(a)(c)
		Principal amount	Value

Basic Materials (0.9%)
Aleris International, Inc. bank term loan FRN Ser. B,
4 7/8s, 2013		$791,050	$665,801
Domtar Corp. bank term loan FRN 4.175s, 2014 (Canada)		636,549	609,609
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.727s, 2013		2,019,834	1,934,834
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
4.684s, 2012		592,500	567,566
Graphic Packaging Corp. bank term loan FRN Ser. C,
5.533s, 2014		640,000	616,400
Hexion Specialty Chemicals, Inc. bank term loan FRN
5 3/8s, 2013		492,500	462,489
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C, 5s, 2013		39,700	37,281
Huntsman International, LLC bank term loan FRN Ser. B,
4.636s, 2012		725,000	699,399

Momentive Performance Materials, Inc. bank term loan
FRN 4.938s, 2013	744,561	692,176
NewPage Holding Corp. bank term loan FRN 6.313s, 2014	581,543	577,262
Novelis, Inc. bank term loan FRN Ser. B, 4.7s, 2014	455,930	431,082
Novelis, Inc. bank term loan FRN Ser. B, 4.7s, 2014	1,003,045	948,379
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 4.744s, 2012	1,306,720	1,239,024
Smurfit-Stone Container Corp. bank term loan FRN
5.22s, 2010	43,665	42,333
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 5.013s, 2011	49,200	47,699
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 5.029s, 2011	57,177	55,433
		9,626,767

Capital Goods (0.5%)
Berry Plastics Holding Corp. bank term loan FRN
5.095s, 2015	297,000	268,878
Graham Packaging Co., LP bank term loan FRN 5.037s,
2011	198,000	187,302
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 4.73s, 2014	34,144	32,495
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.696s, 2014	585,910	557,622
Hexcel Corp. bank term loan FRN Ser. B, 4.535s, 2012	345,442	331,624
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 4.863s, 2014	698,047	648,311
Polypore, Inc. bank term loan FRN Ser. B, 4.96s, 2014	610,437	579,916
Sensata Technologies BV bank term loan FRN 4.662s,
2013 (Netherlands)	558,579	507,143
Sequa Corp. bank term loan FRN 5.95s, 2014	1,143,135	1,092,408
Terex Corp. bank term loan FRN Ser. D, 7.446s, 2013	98,250	97,268
Transdigm, Inc. bank term loan FRN 4.655s, 2013	810,000	769,500
Wesco Aircraft Hardware Corp. bank term loan FRN
4.95s, 2013	408,000	396,780
		5,469,247

Communication Services (0.7%)
Cricket Communications, Inc. bank term loan FRN Ser.
B, 5.696s, 2013	63,838	62,740
Crown Castle International Corp. bank term loan FRN
4.196s, 2014	203,486	189,560
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 5 3/4s, 2015	920,000	813,625
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 4.95s, 2014	163,781	122,345
Intelsat Corp. bank term loan FRN Ser. B2, 5.184s, 2011	529,603	501,302
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.184s,
2013	529,762	501,453
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.184s,
2013	529,603	501,302
Intelsat, Ltd. bank term loan FRN 5.688s, 2014
(Bermuda) (F)	1,105,000	917,150
Intelsat, Ltd. bank term loan FRN Ser. B, 5.184s, 2013
(Bermuda)	1,182,000	1,122,900
Level 3 Communications, Inc. bank term loan FRN
4.962s, 2014	408,000	376,890
MetroPCS Wireless, Inc. bank term loan FRN 5.317s, 2013	850,217	800,385
PAETEC Holding Corp. bank term loan FRN 5.204s, 2013	144,638	139,394
PAETEC Holding Corp. bank term loan FRN Ser. B1,
5.204s, 2013	398,901	384,441
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
4.71s, 2013	623,761	589,454
West Corp. bank term loan FRN 5.323s, 2013	408,000	371,903
		7,394,844

Consumer Cyclicals (2.1%)
Allison Transmission bank term loan FRN Ser. B,
5.573s, 2014	874,627	818,870
Aramark Corp. bank term loan FRN 4.83s, 2014	24,372	23,336
Aramark Corp. bank term loan FRN Ser. B, 4.696s, 2014	383,628	367,324
CCM Merger, Inc. bank term loan FRN Ser. B, 4.778s,
2012	129,031	120,644
Cenveo, Inc. bank term loan FRN Ser. C, 4.349s, 2014	469,622	436,162
Cenveo, Inc. bank term loan FRN Ser. DD, 4.349s, 2014	15,648	14,533
Claire's Stores, Inc. bank term loan FRN 5.828s, 2014	727,368	577,803
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 5 1/4s, 2012	445,773	427,942
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 5 1/4s, 2012	1,113,994	1,069,435
Dana Corp. bank term loan FRN 6.781s, 2015	960,593	927,272
Dex Media West, LLC bank term loan FRN Ser. B1,
4.561s, 2010	714,363	697,397
GateHouse Media, Inc. bank term loan FRN Ser. B,
5 1/4s, 2014	430,000	292,400
GateHouse Media, Inc. bank term loan FRN Ser. B,
5.09s, 2014	1,012,283	675,699
GateHouse Media, Inc. bank term loan FRN Ser. DD,
4 3/4s, 2014	377,717	252,126
Golden Nugget, Inc. bank term loan FRN Ser. B, 4.843s,

2014	200,455	178,405
Golden Nugget, Inc. bank term loan FRN Ser. DD,
1 3/4s, 2014 (U)	114,545	101,945
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7 1/2s, 2011	774,000	765,293
Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.43s, 2010	3,458,000	3,269,539
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 5.92s, 2015	408,000	382,791
Isle of Capri Casinos, Inc. bank term loan FRN 4.446s,
2014	410,623	360,835
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
4.446s, 2014	123,807	108,796
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
4.446s, 2014	164,249	144,334
Landsource Communities/NWHL Investment bank term loan
FRN 7s, 2013	765,129	537,822
Lear Corp bank term loan FRN 5.211s, 2013	1,414,952	1,356,332
Michaels Stores, Inc. bank term loan FRN Ser. B,
5.207s, 2013	643,467	567,458
National Bedding Co. bank term loan FRN 4.741s, 2011	188,477	148,897
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
4.758s, 2013	852,873	812,717
Nortek Holdings, Inc. bank term loan FRN Ser. B,
5.35s, 2011	553,432	498,088
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 4.942s, 2014	816,750	682,395
Realogy Corp. bank term loan FRN 5.32s, 2013 (R)	405,271	345,240
Realogy Corp. bank term loan FRN Ser. B, 5.722s, 2013
(R)	1,505,292	1,282,320
Standard-Pacific Corp. bank term loan FRN Ser. B,
4.815s, 2013	399,999	311,333
Tribune Co. bank term loan FRN Ser. B, 5.542s, 2014	1,870,863	1,384,103
TRW Automotive, Inc. bank term loan FRN Ser. B,
4.467s, 2014	367,225	354,831
United Components, Inc. bank term loan FRN Ser. D,
5.055s, 2012	764,222	737,474
Visant Holding Corp. bank term loan FRN Ser. C,
6.718s, 2010	466,809	446,581
Yankee Candle Co., Inc. bank term loan FRN 4.615s, 2014	242,000	219,615
		21,698,087

Consumer Staples (2.8%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.563s, 2013	1,983,844	1,864,814
Cablevision Systems Corp. bank term loan FRN 4.477s,
2013	2,513,962	2,418,904
Cebridge Connections, Inc. bank term loan FRN Ser. B,
4.758s, 2013	1,336,500	1,214,544
Charter Communications Operating, LLC bank term loan
FRN 8 1/2s, 2014	440,000	438,979
Charter Communications, Inc. bank term loan FRN 5.26s,
2014	3,958,496	3,492,961
Charter Communications, Inc. bank term loan FRN
5.171s, 2014	400,000	322,000
Cinemark USA, Inc. bank term loan FRN 4.664s, 2013	994,235	945,921
Citadel Communications bank term loan FRN Ser. B,
4.319s, 2014	835,000	716,013
Dean Foods Co. bank term loan FRN Ser. B, 4.45s, 2014	1,485,000	1,411,781
Gray Television, Inc. bank term loan FRN Ser. B,
4.19s, 2014	349,125	301,993
Idearc, Inc. bank term loan FRN Ser. B, 4.7s, 2014	2,724,369	2,242,496
Insight Midwest, LP bank term loan FRN Ser. B, 4.69s,
2014	243,776	231,152
Jarden Corp. bank term loan FRN Ser. B1, 4.446s, 2012	519,631	492,639
Jarden Corp. bank term loan FRN Ser. B2, 4.446s, 2012	247,455	234,602
Mediacom Communications Corp. bank term loan FRN Ser.
C, 4.519s, 2015	820,548	735,758
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 4.519s, 2015	237,000	214,485
MGM Studios, Inc. bank term loan FRN Ser. B, 5.946s,
2011	1,194,633	950,107
Paxson Communications Corp. bank term loan FRN Ser. B,
5.963s, 2012	680,000	537,200
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.442s, 2014	1,002,475	932,720
Prestige Brands, Inc. bank term loan FRN Ser. B,
6.897s, 2011	782,579	753,233
R.H. Donnelley, Inc. bank term loan FRN 4.415s, 2011	1,545,776	1,461,965
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
4.308s, 2011	579,721	547,474
Rental Service Corp. bank term loan FRN 6.23s, 2013	890,000	772,075
Rite-Aid Corp. bank term loan FRN Ser. B, 4.438s, 2014	190,000	178,006
Six Flags Theme Parks bank term loan FRN 4.99s, 2015	1,270,400	1,126,686
Spanish Broadcasting Systems, Inc. bank term loan FRN
4.45s, 2012	777,945	649,584
Spectrum Brands, Inc. bank term loan FRN 2.559s, 2013	60,145	56,844
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.893s, 2013	1,050,129	956,930
Universal City Development Partners bank term loan FRN
Ser. B, 4.633s, 2011	1,136,666	1,105,408

Univision Communications, Inc. bank term loan FRN Ser.
B, 5.479s, 2014	408,000	342,720
VNU Group BV bank term loan FRN Ser. B, 5.346s, 2013
(Netherlands)	406,968	384,415
Warner Music Group bank term loan FRN Ser. B, 4.982s,
2011	456,568	419,186
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5.356s, 2012	471,264	420,603
		28,874,198

Energy (0.4%)
CR Gas Storage bank term loan FRN 4.589s, 2013	100,671	96,309
CR Gas Storage bank term loan FRN 4.55s, 2013	45,507	43,460
CR Gas Storage bank term loan FRN Ser. B, 4.534s, 2013	621,310	594,387
CR Gas Storage bank term loan FRN Ser. DD, 4.6s, 2013	68,194	65,125
Enterprise GP Holdings, LP bank term loan FRN 4.965s,
2014	430,000	421,400
EPCO Holding, Inc. bank term loan FRN Ser. A, 4.329s,
2012	440,000	425,700
Hercules Offshore, Inc. bank term loan FRN Ser. B,
4.45s, 2013	129,025	125,262
MEG Energy Corp. bank term loan FRN 4.7s, 2013 (Canada)	220,500	203,632
MEG Energy Corp. bank term loan FRN Ser. DD, 4.693s,
2013 (Canada)	224,719	210,674
Petroleum Geo-Services ASA bank term loan FRN 4.45s,
2015 (Norway)	281,233	271,742
Targa Resources, Inc. bank term loan FRN 6.828s, 2012	418,381	399,973
Targa Resources, Inc. bank term loan FRN 2.571s, 2012	236,129	225,739
Western Refining, Inc. bank term loan FRN Ser. B,
4.994s, 2014	1,238,773	1,096,314
		4,179,717

Financial (0.1%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 6.57s, 2010 (R)	200,000	180,472
Hub International, Ltd. bank term loan FRN Ser. B,
5.196s, 2014	279,749	248,977
Hub International, Ltd. bank term loan FRN Ser. DD,
5.196s, 2014 (U)	62,842	55,929
Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.792s, 2014	705,000	669,419
		1,154,797

Health Care (0.7%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 5.335s, 2014	1,156,841	1,106,897
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 0 1/2s, 2014 (U)	59,836	57,252
Davita, Inc. bank term loan FRN Ser. B, 4.235s, 2012	550,000	525,125
Health Management Associates, Inc. bank term loan FRN
4.446s, 2014	2,759,073	2,539,332
Healthsouth Corp. bank term loan FRN Ser. B, 5.23s,
2013	747,207	707,045
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 4.732s, 2014	228,970	218,285
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.131s, 2014	719,062	632,774
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	61,059	58,209
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 4.881s, 2014	663,417	632,458
LifePoint, Inc. bank term loan FRN Ser. B, 4.71s, 2012	142,618	136,616
Mylan, Inc. bank term loan FRN Ser. B, 5.975s, 2014	279,300	273,287
Sun Healthcare Group, Inc. bank term loan FRN 2.596s,
2014	68,023	61,901
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.919s, 2014	209,740	190,864
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.677s, 2014	42,879	39,020
		7,179,065

Technology (0.6%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 4.759s, 2013	350,000	305,813
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 4.715s, 2013	98,250	94,658
Aspect Software, Inc. bank term loan FRN 5 5/8s, 2011	14,162	13,242
Compucom Systems, Inc. bank term loan FRN 6.21s, 2014	388,050	339,544
First Data Corp. bank term loan FRN Ser. B1, 5.624s,
2014	768,656	721,960
First Data Corp. bank term loan FRN Ser. B3, 5.355s,
2014	363,175	340,431
Flextronics International, Ltd. bank term loan FRN
Ser. B, 4.963s, 2014 (Singapore)	342,031	316,379
Flextronics International, Ltd. bank term loan FRN
Ser. B, 4.947s, 2014 (Singapore)	1,190,269	1,100,999
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.459s, 2013	268,321	231,671
JDA Software Group, Inc. bank term loan FRN Ser. B,

6.931s, 2013		80,498	76,473
Sabre Holdings Corp. bank term loan FRN 5.244s, 2014		534,494	451,848
SunGard Data Systems, Inc. bank term loan FRN 5.162s,
2014		1,567,283	1,481,261
Travelport bank term loan FRN 5.196s, 2013		12,491	11,451
Travelport bank term loan FRN Ser. B, 4.954s, 2013		225,244	206,492
Travelport bank term loan FRN Ser. DD, 4.954s, 2013		244,393	223,131
			5,915,353

Transportation (0.4%)
Ceva Group PLC bank term loan FRN 6.966s, 2008
(Netherlands)		3,480,000	2,853,600
Navistar Financial Corp. bank term loan FRN 5.957s,
2012		423,467	393,295
Navistar International Corp. bank term loan FRN
6.501s, 2012		1,164,533	1,081,560
UAL Corp. bank term loan FRN Ser. B, 4.838s, 2014		243,333	209,093
			4,537,548

Utilities & Power (0.6%)
Dynegy Holdings, Inc. bank term loan FRN 4.204s, 2013		1,505,000	1,414,387
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.579s, 2014		1,347,252	1,289,075
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 6.583s, 2014		1,248,725	1,194,249
NRG Energy, Inc. bank term loan FRN 7.84s, 2014 (U)		355,000	341,244
NRG Energy, Inc. bank term loan FRN 4.346s, 2014		563,743	540,066
NRG Energy, Inc. bank term loan FRN 4.196s, 2014		1,154,276	1,105,796
Reliant Energy, Inc. bank term loan FRN 2.589s, 2014		890,000	832,150
			6,716,967

Total senior loans (cost $109,202,576)			$102,746,590

PURCHASED OPTIONS OUTSTANDING (1.7%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.370	$40,437,000	$2,790,153
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	40,437,000	2,759,017
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	40,437,000	2,759,017
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	40,437,000	948,248
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.370	40,437,000	933,286
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	40,437,000	948,248
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.030	62,480,000	3,283,324
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.030	62,480,000	2,299,264
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.41%
versus the three month USD-LIBOR-BBA maturing on
August 5, 2018.	Aug-08/4.410	16,227,000	357,156
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.41% versus the three month USD-LIBOR-BBA maturing
on August 5, 2018.	Aug-08/4.410	16,227,000	317,076

Total purchased options outstanding (cost $15,503,734)			$17,394,789

COMMON STOCKS (--%)(a)
		Shares	Value

AboveNet, Inc. (NON)		466	$31,222
Bohai Bay Litigation, LLC (Units) (F)		1,327	18,783
VFB LLC (acquired various dates from 6/22/99
through12/08/03, cost $1,311,474) (F)(RES)(NON)		1,795,382	37,139
XCL Warranty Escrow (F)		1,327	94,737

Total common stocks (cost $1,460,887)			$181,881

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $221,464)

			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			4,826	$120,650

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	230	$11,500
AboveNet, Inc.	9/08/08	20.00	196	8,036
New ASAT Finance, Ltd. (Cayman Islands) (F)	2/01/11	.01	6,500	74
Dayton Superior Corp. 144A (F)	6/15/09	.01	1,980	6,006
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR .001	960	62,122

Total warrants (cost $73,048)				$87,738

SHORT-TERM INVESTMENTS (3.4%)(a)
			Principal
			amount/shares	Value

Egypt Treasury Bill for an effective yield of 7.09%,
June 3, 2008		EGP	31,400,000	$5,826,080
U.S. Treasury Bills, for effective yields ranging from
1.17% to 1.52%, September 18, 2008 (SEG)			$18,979,000	18,877,140
Putnam Prime Money Market Fund (e)			11,022,231	11,022,231
Short-term investments held as collateral for loaned securities with yields ranging from 1.96% to 3.11% and due dates ranging from
May 1, 2008 to June 27, 2008 (d)			4,560,030	4,553,900

Total short-term investments (cost $40,101,783)				$40,279,351

TOTAL INVESTMENTS

Total investments (cost $1,724,509,507) (b)				$1,742,600,960

FORWARD CURRENCY CONTRACTS TO BUY at 4/30/08 (aggregate face value $150,961,713) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$53,843,451	$52,484,007	7/16/08	$1,359,444
British Pound	14,736,567	14,706,659	6/18/08	29,908
Canadian Dollar	1,288,114	1,276,608	7/16/08	11,506
Danish Krone	559,356	544,663	6/18/08	14,693
Euro	2,761,973	2,777,621	6/18/08	(15,648)
Indian Rupee	3,521,373	3,609,467	5/21/08	(88,094)
Japanese Yen	1,438,708	1,394,871	5/21/08	43,837
Malaysian Ringgit	3,849,327	3,769,095	5/21/08	80,232
Mexican Peso	1,365,242	1,357,481	7/16/08	7,761
New Zealand Dollar	12,702	12,670	7/16/08	32
Norwegian Krone	50,460,579	49,907,336	6/18/08	553,243
Polish Zloty	9,454,109	8,997,630	6/18/08	456,479
Swedish Krona	5,167,751	5,174,876	6/18/08	(7,125)
Swiss Franc	4,760,918	4,948,729	6/18/08	(187,811)

Total				$2,258,457

FORWARD CURRENCY CONTRACTS TO SELL at 4/30/08 (aggregate face value $265,464,836) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,268,373	$2,183,257	7/16/08	$(85,116)
British Pound	19,217,133	19,132,837	6/18/08	(84,296)
Canadian Dollar	26,868,397	26,602,411	7/16/08	(265,986)
Euro	104,101,096	102,102,241	6/18/08	(1,998,855)
Hungarian Forint	7,441,580	7,056,887	6/18/08	(384,693)
Japanese Yen	56,762,477	55,776,773	5/21/08	(985,704)
South African Rand	2,608,070	2,508,012	7/16/08	(100,058)
Swedish Krona	31,325,943	30,573,138	6/18/08	(752,805)
Swiss Franc	19,335,464	19,529,280	6/18/08	193,816

Total				$(4,463,697)

FUTURES CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	204	$135,683,946	Jun-08	$119,593
Canadian Government Bond 10 yr (Long)	20	2,355,905	Jun-08	47,132
Euro-Bobl 5 yr (Long)	114	19,406,279	Jun-08	(186,635)
Euro-Bund 10 yr (Long)	457	81,526,091	Jun-08	(920,573)
Euro-Dollar 90 day (Long)	615	149,637,188	Jun-08	471,078
Euro-Dollar 90 day (Short)	507	122,732,025	Jun-09	487,108
Euro-Dollar 90 day (Short)	572	138,216,650	Sep-09	456,482
Euro-Dollar 90 day (Short)	1,215	292,966,875	Dec-09	1,014,145
Euro-Dollar 90 day (Short)	41	9,872,288	Mar-10	589
Euro-Euribor Interest Rate 90 day (Long)	47	17,594,852	Mar-09	22,933
Euro-Euribor Interest Rate 90 day (Long)	48	17,994,546	Jun-09	24,279
Euro-Euribor Interest Rate 90 day (Long)	48	17,871,624	Jun-08	(1,075)
Euro-Euribor Interest Rate 90 day (Long)	47	17,632,523	Dec-09	16,404
Euro-Euribor Interest Rate 90 day (Long)	47	17,550,750	Dec-08	23,832
Euro-Euribor Interest Rate 90 day (Long)	47	17,632,523	Mar-10	9,054
Euro-Euribor Interest Rate 90 day (Long)	47	17,533,293	Sep-08	24,106
Euro-Euribor Interest Rate 90 day (Long)	47	17,635,279	Sep-09	20,998
Euro-Schatz 2 yr (Short)	1,308	212,413,152	Jun-08	(359,541)
Japanese Government Bond 10 yr (Long)	99	129,741,554	Jun-08	(2,706,752)
Sterling Interest Rate 90 day (Long)	280	65,904,353	Sep-08	84,136
Sterling Interest Rate 90 day (Long)	295	69,284,580	Jun-08	38,732
Sterling Interest Rate 90 day (Long)	245	57,730,271	Dec-08	52,294
Sterling Interest Rate 90 day (Long)	35	8,260,670	Jun-09	3,386
Sterling Interest Rate 90 day (Long)	35	8,257,624	Mar-09	10,783
U.K. Gilt 10 yr (Long)	52	11,200,781	Jun-08	(286,034)
U.S. Treasury Bond 20 yr (Long)	2,039	238,339,984	Jun-08	1,932
U.S. Treasury Note 2 yr (Short)	9,800	2,084,337,500	Jun-08	9,035,107
U.S. Treasury Note 5 yr (Short)	2,954	330,801,844	Jun-08	6,816,631
U.S. Treasury Note 10 yr (Long)	2,082	241,121,625	Jun-08	(4,166,274)

Total				$10,153,850

WRITTEN OPTIONS OUTSTANDING at 4/30/08 (premiums received $11,364,355) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	$9,815,000	Dec-08/5.000	$509,987

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	9,815,000	Dec-08/5.000	156,647

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.0575% versus the three month
USD-LIBOR-BBA maturing June 20, 2018.	108,336,000	Jun-08/4.057	3,657,423

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	32,011,000	May-12/5.515	2,121,369

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	32,011,000	May-12/5.515	1,334,539

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	19,551,000	May-12/5.510	1,289,779

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	12,805,000	May-12/5.520	849,612

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	19,551,000	May-12/5.510	817,818

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.0575% versus the three month
USD-LIBOR-BBA maturing June 20, 2018.	108,336,000	Jun-08/4.057	590,432

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	12,805,000	May-12/5.520	531,920

Total			$11,859,526

TBA SALE COMMITMENTS OUTSTANDING at 4/30/08 (proceeds receivable $185,047,773) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, May 1, 2038	185,000,000	5/13/08	$185,953,895

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty/			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$6,900,000		$--	1/27/14	4.35%	3 month USD-LIBOR-BBA	$(226,563)

	32,700,000		--	3/30/09	3.075%	3 month USD-LIBOR-BBA	(92,746)

	105,277,000		--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	2,830,537

	900,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	24,541

Citibank, N.A.
JPY	2,230,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(451,825)

	$23,700,000		--	9/29/13	5.078%	3 month USD-LIBOR-BBA	(1,458,047)

	10,000,000		--	9/17/09	3 month USD-LIBOR-BBA	4.765%	269,239

	46,380,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(2,101,312)

	105,170,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(3,971,575)

	30,150,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(1,048,905)

	30,982,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(2,350,992)

	74,193,000		--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(4,344,752)

AUD	20,500,000		--	12/11/17	6 month AUD-BBR-BBSW	7.04%	(344,680)

Citibank, N.A., London
EUR	25,680,000		--	8/2/17	6 month EUR-EURIBOR-Telerate	4.7476%	1,571,174

JPY	2,600,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	397,024

Credit Suisse First Boston International
	$11,257,600		--	7/9/14	4.945%	3 month USD-LIBOR-BBA	(750,075)

Credit Suisse International
EUR	26,230,000		--	3/15/10	6 month EUR-EURIBOR-Reuters	3.927%	(412,939)

CHF	9,120,000		--	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	(148,893)

EUR	6,140,000		--	3/13/18	4.317%	6 month EUR-EURIBOR-Reuters	188,116

CHF	40,270,000		--	3/15/10	2.59%	6 month CHF-LIBOR-BBA	293,475

CHF	40,270,000		--	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	238,344

CHF	9,120,000		--	3/14/18	6 month CHF-LIBOR-BBA	3.3%	(162,075)

EUR	26,230,000		--	3/15/10	6 month EUR-EURIBOR-Reuters	4.0525%	(318,249)

EUR	6,140,000		--	3/14/18	4.345%	6 month EUR-EURIBOR-Reuters	167,436

	$1,153,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(66,478)

	2,070,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	159,180

	14,923,740		--	11/6/17	4.97021%	3 month USD-LIBOR-BBA	(991,012)

GBP	27,660,000		--	1/14/10	6 month GBP-LIBOR-BBA	4.9125%	(486,218)

GBP	23,720,000		--	1/14/13	4.8825%	6 month GBP-LIBOR-BBA	868,408

GBP	6,640,000		--	1/16/18	6 month GBP-LIBOR-BBA	4.8975%	(275,663)

EUR	56,330,000		--	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	1,342,605

Deutsche Bank AG
EUR	10,270,000	(E)	--	4/26/38	6 month EUR-EURIBOR-Reuters	5.065%	42,080

EUR	83,090,000	(E)	--	4/30/12	6 month EUR-EURIBOR-Reuters	4.31%	116,950

EUR	71,010,000	(E)	--	4/30/15	4.475%	6 month EUR-EURIBOR-Reuters	(355,368)

EUR	19,890,000	(E)	--	4/30/20	6 month EUR-EURIBOR-Reuters	4.7975%	173,882

ZAR	23,880,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(188,561)

	$4,723,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	363,191

	3,250,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	238,744

Goldman Sachs International
SEK	169,520,000	(E)	--	3/2/11	3 month SEK-STIBOR-SIDE	4.2475%	(135,491)

SEK	40,610,000	(E)	--	3/4/19	4.80%	3 month SEK-STIBOR-SIDE	(78)

	$44,454,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(1,522,616)

EUR	46,050,000		--	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	(501,643)

EUR	12,430,000		--	3/26/18	4.33%	6 month EUR-EURIBOR-Reuters	371,460

GBP	38,380,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	(270,949)

GBP	9,280,000		--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	153,676

	$18,916,000		--	4/2/18	4.076%	3 month USD-LIBOR-BBA	419,027

	68,752,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(881,983)

CHF	61,590,000		--	4/5/10	2.89%	6 month CHF-LIBOR-BBA	219,334

CHF	14,050,000		--	4/3/18	6 month CHF-LIBOR-BBA	3.42%	(126,053)

EUR	9,520,000		--	4/3/18	4.44%	6 month EUR-EURIBOR-Reuters	158,991

EUR	40,350,000		--	4/5/10	6 month EUR-EURIBOR-Reuters	4.25%	(308,436)

	$179,539,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(1,489,438)

CHF	19,630,000		--	4/1/10	2.9%	6 month CHF-LIBOR-BBA	65,101

EUR	12,880,000		--	4/1/10	6 month EUR-EURIBOR-Reuters	4.255%	(96,511)

EUR	3,030,000		--	4/2/18	4.45%	6 month EUR-EURIBOR-Reuters	46,948

CHF	4,460,000		--	4/2/18	6 month CHF-LIBOR-BBA	3.44%	(32,506)

	$25,306,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(130,779)

JPY	1,465,300,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(434,689)

	$700,000		--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(30,022)

	144,500,000		--	3/10/10	4.779%	3 month USD-LIBOR-BBA	(4,778,723)

	158,900,000	(E)	--	3/8/12	3 month USD-LIBOR-BBA	4.99%	2,512,209

JPY	10,428,250,000	(E)	--	10/1/10	6 month JPY-LIBOR-BBA	0.91%	(538,025)

JPY	4,211,410,000	(E)	--	10/1/13	1.10%	6 month JPY-LIBOR-BBA	610,490

	$4,243,000		--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(224,306)

	2,070,000		--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(124,344)

	3,190,000		--	9/14/09	3 month USD-LIBOR-BBA	4.717%	83,349

	96,335,000		--	9/19/09	3 month USD-LIBOR-BBA	4.763%	2,650,817

	185,880,600		--	9/21/09	3 month USD-LIBOR-BBA	4.60%	4,604,088

	51,830,600		--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(3,464,775)

GBP	3,880,000	(E)	--	1/25/38	4.41%	6 month GBP-LIBOR-BBA	(89,603)

CHF	36,400,000		--	2/4/13	6 month CHF-LIBOR-BBA	2.8125%	(597,489)

EUR	23,610,000		--	2/4/13	4.0525%	6 month EUR-EURIBOR-Reuters	494,799

GBP	3,880,000	(E)	--	1/7/38	4.33625%	6 month GBP-LIBOR-BBA	(41,907)

JPMorgan Chase Bank, N.A.
	$297,249,000		--	4/27/09	5.034%	3 month USD-LIBOR-BBA	(6,315,727)

	7,693,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(70,635)

	25,078,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	233,948

	27,784,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(833,095)

	150,842,000		--	3/14/18	4.775%	3 month USD-LIBOR-BBA	(5,414,327)

	63,811,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(1,726,963)

	116,638,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(1,591,797)

	66,000,000		--	3/6/16	3 month USD-LIBOR-BBA	5.176%	4,611,319

	64,949,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(537,061)

	14,680,000		--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(873,861)

	20,430,000		--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(1,256,615)

	100,000		--	7/25/17	3 month USD-LIBOR-BBA	5.652%	11,712

	30,000,000		--	5/10/15	3 month USD-LIBOR-BBA	4.687%	1,533,963

	13,000,000		--	5/10/35	5.062%	3 month USD-LIBOR-BBA	(690,717)

	13,200,000		--	8/13/12	3 month USD-LIBOR-BBA	5.2%	854,238

	5,641,000		--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(443,675)

	2,577,000		--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(197,169)

	41,913,000		--	9/11/27	5.27%	3 month USD-LIBOR-BBA	(2,947,164)

	45,120,000		--	5/4/16	5.62375%	3 month USD-LIBOR-BBA	(5,281,003)

	139,343,000		--	5/4/08	3 month USD-LIBOR-BBA	5.37%	2,661,863

JPY	11,230,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(2,846,020)

	$185,880,600		--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	4,638,011

	51,830,600		--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(3,468,455)

	3,134,000		--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(229,539)

	114,678,000		--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(4,601,978)

	1,640,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	120,701

	30,150,000		--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(1,054,940)

	30,982,000		--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(2,369,068)

	165,391,000		--	11/30/17	4.705%	3 month USD-LIBOR-BBA	(7,102,188)

	58,161,000		--	12/11/17	3 month USD-LIBOR-BBA	4.65%	2,213,818

	56,000,000		--	8/4/08	3 month USD-LIBOR-BBA	5.40%	663,579

	30,500,000		--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	2,934,662

JPY	971,670,000		--	2/1/38	6 month JPY-LIBOR-BBA	2.44%	(33,091)

JPY	2,368,570,000		--	1/30/18	1.60%	6 month JPY-LIBOR-BBA	220,553

	$105,544,000		--	1/31/18	3 month USD-LIBOR-BBA	4.25%	229,296

	43,175,000		--	2/5/18	3 month USD-LIBOR-BBA	4.28%	(149,350)

Lehman Brothers Special Financing, Inc.
	62,932,000		43,568	3/14/18	4.35%	3 month USD-LIBOR-BBA	(18,053)

	113,230,000		--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(3,472,925)

	99,892,000		--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(2,383,823)

	91,090,000		--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(1,210,504)

	91,090,000		--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(1,135,690)

	8,845,000	(E)	--	3/26/38	5.05%	3 month USD-LIBOR-BBA	183,357

	63,811,000		--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(1,946,180)

	17,690,000	(E)	--	3/22/38	5.29%	3 month USD-LIBOR-BBA	32,727

	176,083,000		--	3/20/13	3 month USD-LIBOR-BBA	3.155%	(4,685,979)

EUR	11,790,000	(E)	--	3/22/38	6 month EUR-EURIBOR-Reuters	4.864%	(248,365)

	$197,774,000		--	3/25/10	3 month USD-LIBOR-BBA	2.345%	(2,650,893)

	57,300,000		--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(1,351,102)

	19,400,000		--	3/25/38	4.583%	3 month USD-LIBOR-BBA	725,088

	197,774,000		--	3/25/10	3 month USD-LIBOR-BBA	2.268%	(2,944,983)

	127,518,000		--	3/25/10	3 month USD-LIBOR-BBA	2.275%	(1,881,355)

GBP	30,700,000		--	3/22/10	6 month GBP-LIBOR-BBA	5.075%	(387,209)

GBP	8,660,000		--	3/20/18	4.99%	6 month GBP-LIBOR-BBA	247,168

EUR	7,770,000	(E)	--	3/29/38	6 month EUR-EURIBOR-Reuters	4.9625%	(66,833)

EUR	83,450,000	(E)	--	4/12/12	6 month EUR-EURIBOR-Reuters	4.10%	(352,370)

EUR	71,010,000	(E)	--	4/13/15	4.31%	6 month EUR-EURIBOR-Reuters	360,921

EUR	19,830,000	(E)	--	4/13/20	6 month EUR-EURIBOR-Reuters	4.6575%	(128,700)

	$97,009,000		--	4/16/18	4.405%	3 month USD-LIBOR-BBA	(384,812)

	20,822,000		--	4/21/38	4.945%	3 month USD-LIBOR-BBA	(390,641)

	15,405,000	(E)	--	4/26/38	5.3325%	3 month USD-LIBOR-BBA	(24,494)

	134,070,000		--	6/12/17	3 month USD-LIBOR-BBA	5.717%	16,800,909

	80,954,000		--	6/14/17	3 month USD-LIBOR-BBA	5.8725%	11,148,833

EUR	13,330,000		--	8/1/17	6 month EUR-EURIBOR-Telerate	4.719%	758,782

	$108,143,000		--	8/3/08	3 month USD-LIBOR-BBA	5.425%	1,295,557

	18,882,000		--	8/3/11	3 month USD-LIBOR-BBA	5.445%	1,256,566

	1,789,000		--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(178,300)

	66,339,000		--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(1,378,213)

	182,914,000		--	8/31/09	3 month USD-LIBOR-BBA	4.89%	5,179,870

	38,636,000		--	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(3,854,182)

	38,636,000		--	9/4/27	5.4475%	3 month USD-LIBOR-BBA	(3,612,823)

	182,914,000		--	9/4/09	3 month USD-LIBOR-BBA	4.836%	5,015,690

	198,421,000		--	9/11/09	3 month USD-LIBOR-BBA	4.6525%	4,954,290

	5,285,000		--	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(313,000)

	1,310,000		--	9/14/17	3 month USD-LIBOR-BBA	5.055%	77,918

	7,000,000		--	9/17/17	3 month USD-LIBOR-BBA	5.131%	457,949

	64,223,300		--	9/19/09	3 month USD-LIBOR-BBA	4.755%	1,759,547

	185,880,600		--	9/24/09	3 month USD-LIBOR-BBA	4.695%	4,881,980

	51,830,600		--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(4,020,710)

	105,170,000		--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(3,911,508)

JPY	2,655,800,000		--	6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(427,532)

	$760,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05521%	55,781

	30,150,000		--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(1,058,446)

	30,982,000		--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(2,310,899)

	109,767,000		--	12/11/17	3 month USD-LIBOR-BBA	4.839%	5,904,927

JPY	4,600,000,000		--	10/21/15	1.61%	6 month JPY-LIBOR-BBA	(232,771)

GBP	5,810,000		--	12/27/12	5.1825%	6 month GBP-LIBOR-BBA	85,463

GBP	6,540,000		--	12/27/17	6 month GBP-LIBOR-BBA	5.11%	(86,562)

GBP	1,620,000		--	12/28/37	4.755%	6 month GBP-LIBOR-BBA	(14,328)

	$25,921,000		--	1/16/18	4.375%	3 month USD-LIBOR-BBA	(356,978)

	6,358,423		--	2/8/13	3.441%	3 month USD-LIBOR-BBA	85,757

	101,770,000		--	2/14/13	3.563%	3 month USD-LIBOR-BBA	811,125

EUR	5,895,000	(E)	--	3/26/38	6 month EUR-EURIBOR-Reuters	4.74%	(213,701)

	$91,090,000		--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(1,258,484)

EUR	46,050,000		--	3/29/10	6 month EUR-EURIBOR-Reuters	4.25%	(354,634)

EUR	10,830,000		--	3/28/18	4.42%	6 month EUR-EURIBOR-Reuters	206,247

	$11,650,000	(E)	--	3/29/38	5.31%	3 month USD-LIBOR-BBA	2,680

Merrill Lynch Capital Services, Inc.
	105,170,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(3,923,101)

JPY	1,465,300,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(483,722)

Merrill Lynch Derivative Products AG
JPY	732,600,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(253,562)

Morgan Stanley Capital Services, Inc.
GBP	14,710,000		--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	248,867

GBP	61,080,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	(535,890)

	$881,000		--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(67,217)

Total							$(35,772,329)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty/			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$44,000,000	(1)(F)	5/2/08	Banc of America	The spread	$(2,784,188)
				Securities CMBS	return of Banc
				AAA 10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor

	11,830,000	(1)	5/2/08	10 bp plus	The spread	(957,358)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
	11,110,000	(1)(F)	5/2/08	12.5 bp plus	The spread	(906,325)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Goldman Sachs International
	$2,644,000		9/15/11	678 bp (1 month	Ford Credit Auto	(37,540)
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

EUR	37,928,000		3/26/09	(2.27%)	Eurostat	(81,210)
Eurozone HICP
excluding tobacco

	$5,630,000	(1)(F)	5/1/08	10 bp plus	The spread	133,037
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

EUR	21,440,000	(F)	4/30/13	2.375%	French Consumer	3,353
Price Index
excluding tobacco

EUR	21,440,000	(F)	4/30/13	(2.41%)	Eurostat	191,121
Eurozone HICP
excluding tobacco

GBP	2,794,000		1/7/38	3.485%	GBP Non-revised	(330,430)
UK Retail Price
Index excluding
tobacco

GBP	3,723,000		1/7/18	(3.11%)	GBP Non-revised	152,343
UK Retail Price
Index excluding
tobacco

GBP	3,723,000		1/24/18	(3.26%)	GBP Non-revised	62,029
UK Retail Price
Index excluding
tobacco

GBP	2,794,000		1/24/38	3.6665%	GBP Non-revised	(104,734)
UK Retail Price
Index excluding
tobacco

JPMorgan Chase Bank, N.A.
	$15,225,000	(1)(F)	8/1/08	Change in spread	The spread	(1,508,600)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

	41,500,000	(1)(F)	4/30/08	Change in spread	The spread	(2,473,815)
				of Banc	return of Banc
				of America	of America
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 47.5 bp

	14,218,000	(1)(F)	4/30/08	110 bp plus Banc	The spread	(702,710)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified

duration factor

Lehman Brothers Special Financing, Inc.
	16,009,000	(1)	5/1/08	50 bp plus	The spread	(1,666,338)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	168,950,000	(1)	5/1/08	15 bp plus	The spread	(16,120,044)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	65,470,000	(2)(F)	5/1/08	(Beginning	The spread	5,211,216
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 218.75 bp)

	14,520,000	(2)	5/1/08	(Beginning	The spread	1,121,284
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 175 bp)

	7,280,000	(2)	6/1/08	(20 bp plus	The spread	497,232
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	17,700,000	(1)	5/1/08	195 bp plus	The spread	(1,357,004)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	36,380,000	(2)	6/2/08	(Beginning	The spread	2,442,382
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 300 bp)

	30,125,000	(2)	6/1/08	(Beginning	The spread	2,409,765
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 500 bp)

	21,012,000	(2)	7/1/08	(Beginning	The spread	(1,342,381)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 100 bp)

	7,746,000	(1)	8/1/08	Lehman Brothers	The spread	29,981
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

	7,746,000	(1)	8/1/08	Lehman Brothers	The spread	33,918
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 50 bp

	17,633,000	(1)	8/1/08	Lehman Brothers	The spread	9,986
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

Merrill Lynch Capital Services
	137,311,180		5/13/08	(2.87438%) 5.50%	FNMA 5.5 30 YR	(860,667)

TBA

Morgan Stanley Capital Services, Inc.
	40,190,000	(1)(F)	4/30/08	Change in spread	The spread	(2,573,607)
				of Banc	return of Banc
				of America	of America
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

	5,911,000	(1)(F)	5/2/08	10 bp plus Banc	The spread	(360,867)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

	10,780,000	(1)(F)	4/30/08	120 bp plus Banc	The spread	(528,328)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

	17,901,000	(1)(F)	8/1/08	Beginning	The spread	(13,676)
				of period nominal	return of Lehman
				spread of Lehman	Brothers Aaa
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor

Total						$(22,412,175)

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty/	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--		$245,000	12/20/08	550 bp	$(25,442)

DJ ABX NA CMBX BBB Index	267		389,000	10/12/52	(134 bp)	103,493

DJ ABX NA HE AAA Index	237,977		2,069,369	7/25/45	18 bp	124,091

DJ CDX NA HY Series 9
Index	19,847		10,585,080	12/20/12	(375 bp)	581,333

Financial Security
Assurance Inc.	--		1,075,000	12/20/12	95 bp	(45,539)

Ford Motor Co., 7.45%,
7/16/31	--		935,000	3/20/12	(525 bp)	88,437

Ford Motor Credit Co.,
7%, 10/1/13	--		2,805,000	3/20/12	285 bp	(355,492)

Idearc, Inc T/L Bank
Loan	--		1,150,000	6/20/12	(152 bp)	131,464

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		460,000	6/20/11	(101 bp)	(1,646)

Nalco, Co.
7.75%,11/15/11	--		175,000	(F) 9/20/12	350 bp	4,068

Barclays Bank PLC
Peru CD	--		2,814,572	(F) 1/7/09	170 bp	3,790

Peru CD	--		2,671,785	(F) 11/10/08	170 bp	3,693

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--		140,000	6/20/12	230 bp	(17,868)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--		245,000	12/20/08	725 bp	(22,496)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		245,000	12/20/08	800 bp	(21,233)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		245,000	12/20/08	825 bp	(20,814)

Advanced Micro Devices
Inc., 7.75%, 11/1/12	--		4,125,000	3/20/09	575 bp	2,221

DJ ABX HE A Index	478,185		673,500	1/25/38	369 bp	(122,712)

DJ ABX HE AAA Index	117,189		404,100	1/25/38	76 bp	(51,280)

DJ ABX HE AAA Index	1,485,000		5,500,000	1/25/38	76 bp	(807,950)

DJ ABX NA HE AAA Index	406,646		3,857,050	7/25/45	18 bp	206,465

DJ ABX NA HE AAA Index	798,185		9,674,974	7/25/45	18 bp	296,054

DJ ABX NA HE AAA Index	773,998		9,674,974	7/25/45	18 bp	271,867

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		430,000	9/20/12	495 bp	(42,177)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		105,000	(F) 3/20/09	275 bp	1,168

Sara Lee Corp., 6 1/8%,
11/1/32	--		580,000	9/20/11	(43 bp)	(1,329)

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	--	EUR	945,000	3/20/13	815 bp	107,786

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--		$485,000	6/20/13	510 bp	--

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	471,000	3/20/13	(495 bp)	(29,863)

Credit Suisse First Boston International
Ukraine Government,
7.65%, 6/11/13	--		$2,175,000	10/20/11	194 bp	(24,384)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		420,000	6/20/09	165 bp	(29,183)

DJ ABX NA HE AAA Index	482,728		3,205,084	7/25/45	18 bp	316,420

DJ CMB NA CMBX AA Index	(426,507)		1,908,000	(F) 10/12/52	(25 bp)	(160,080)

DJ CMB NA CMBX AAA Index	289,116		1,737,000	12/13/49	8 bp	174,550

DJ CMB NA CMBX AAA Index	3,093,105		19,744,500	2/17/51	35 bp	2,123,364

DJ CMB NA CMBX AAA Index	(291,529)		3,507,000	12/13/49	(8 bp)	(60,222)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		295,000	6/20/17	297 bp	(9,075)

Freeport-McMoRan Copper
& Gold, Inc.	--		1,180,000	3/20/12	41 bp	(8,124)

Freeport-McMoRan Copper
& Gold, Inc.	--		1,180,200	3/20/12	(82 bp)	(9,561)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--		320,000	3/20/09	600 bp	2,091

Republic of Peru,
8 3/4%, 11/21/33	--		1,205,000	4/20/17	125 bp	(14,934)

Deutsche Bank AG
DJ ABX HE A Index	3,630,000		5,500,000	1/25/38	369 bp	(1,245,026)

DJ ABX NA CMBX AAA Index	137,460		2,280,000	2/17/51	35 bp	25,035

DJ ABX NA HE AAA Index	190,583		1,859,347	7/25/45	18 bp	88,255

DJ ABX NA HE AAA Index	515,103		6,868,037	7/25/45	18 bp	137,125

DJ iTraxx Europe Series
8 Version 1	(108,873)	EUR	1,135,000	(F) 12/20/12	(375 bp)	(92,846)

DJ iTraxx Europe Series
9 Version 1	317,647	EUR	4,650,000	6/20/13	(650 bp)	(325,099)

DJ iTraxx Europe Series
9 Version 1	27,650	EUR	392,000	6/20/13	(650 bp)	(27,315)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	270,000	6/20/09	400 bp	7,469

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	980,000	6/20/09	400 bp	28,138

India Government Bond,
5.87%, 1/2/10	--		$11,165,000	(F) 1/11/10	170 bp	158,071

iStar Financial, Inc.,
6%, 12/15/10	51,300		760,000	3/20/09	500 bp	38,068

Korea Monetary STAB
Bond, 5%, 2/14/09	--		2,620,000	(F) 2/23/09	105 bp	5,349

Korea Monetary STAB
Bond, 5.04%, 1/24/09	--		2,150,000	(F) 2/2/09	130 bp	5,423

Korea Monetary STAB
Bond, 5.15%, 2/12/10	--		2,620,000	(F) 2/19/10	115 bp	11,245

Korea Monetary STAB
Bond, 5.45%, 1/23/10	--		1,670,000	(F) 2/1/10	110 bp	565

Malaysian Government,
6.844%, 10/1/09	--		3,231,000	10/1/09	90 bp	25,622

Nalco, Co. 7.75%,
11/15/11	--		160,000	(F) 12/20/12	363 bp	4,405

Republic of Argentina,
8.28%, 12/31/33	--		442,500	4/20/13	(565 bp)	6,225

Republic of Argentina,
8.28%, 12/31/33	--		1,375,000	8/20/12	(380 bp)	88,716

Republic of Argentina,
8.28%, 12/31/33	--		1,000,000	3/20/13	(551 bp)	14,017

Republic of Brazil,
12 1/4%, 3/6/30	--		1,500,000	10/20/17	105 bp	(56,261)

Republic of China, zero
coupon, 12/5/08	--		4,367,000	(F) 12/12/08	115 bp	6,681

Republic of Indonesia,
6.75%, 2014	--		1,125,000	9/20/16	292 bp	24,058

Republic of Peru,
8 3/4%, 11/21/33	--		1,205,000	4/20/17	126 bp	(12,097)

Republic of Turkey,
11 7/8%, 1/15/30	--		1,810,000	6/20/14	195 bp	(47,841)

Republic of Venezuela,
9 1/4%, 9/15/27	--		1,175,000	6/20/14	220 bp	(192,186)

Russian Federation,
7 1/2%, 3/31/30	--		442,500	4/20/13	(112 bp)	(2,033)

Russian Federation,
7.5%, 3/31/30	--		1,500,000	8/20/17	86 bp	(35,916)

United Mexican States,
7.5%, 4/8/33	--		2,945,000	3/20/14	56 bp	(49,822)

United Mexican States,
7.5%, 4/8/33	--		1,080,000	4/20/17	66 bp	(28,243)

Goldman Sachs International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		710,000	3/20/09	515 bp	(10,196)

Any one of the
underlying securities
in the basket of BB
CMBS securities	--		7,487,000	(F) (a)	2.461%	(1,195,669)

DJ ABX HE A Index	972,989		1,452,000	1/25/38	369 bp	(318,547)

DJ ABX HE AAA Index	341,251		1,452,000	1/25/38	76 bp	(268,436)

DJ ABX NA HE AAA Index	249,340		3,324,528	7/25/45	18 bp	66,377

DJ CDX NA CMBX AAA Index	109,727		3,000,000	3/15/49	7 bp	(44,187)

DJ CDX NA HY Series 9
Index	2,086,320		43,352,100	12/20/12	375 bp	(213,292)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		6,500,000	12/20/10	429 bp	403,905

DJ CDX NA HY Series 9
Index 25-35% tranche	--		5,580,000	12/20/10	108.65 bp	(129,748)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		9,520,000	12/20/10	305 bp	272,066

DJ CDX NA IG Series 10
Index	(105,831)		14,340,000	6/20/13	155 bp	319,263

DJ CDX NA IG Series 10
Index	181,776		9,470,000	6/20/18	(150 bp)	(253,639)

DJ CDX NA IG Series 10
Index 30-100% tranche	--		47,479,000	6/20/13	(50 bp)	(637,436)

General Motors Corp.,
7 1/8%, 7/15/13	--		580,000	9/20/08	620 bp	3,934

General Motors Corp.,
7 1/8%, 7/15/13	--		2,720,000	9/20/08	620 bp	18,451

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		2,375,000	9/20/17	(67.8 bp)	98,716

Lighthouse
International Co, SA,
8%, 4/30/14	--	EUR	815,000	3/20/13	680 bp	30,803

Merrill Lynch & Co.,
5%, 1/15/15	--		$2,375,000	9/20/17	(59.8 bp)	111,013

Virgin Media Finance
PLC, 8 3/4%, 4/15/14			395,000	6/20/13	515 bp	--

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	815,000	3/20/13	597 bp	105,613

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	1,070,000	12/20/10	(340 bp)	(19,554)

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	EUR	815,000	3/20/13	795 bp	143,888

DJ CDX NA HY Series 9
Index 25-35% tranche	--		$5,722,000	12/20/10	105.5 bp	(137,781)

DJ CDX NA IG Series 10
Index	(16,556)		2,770,000	6/20/13	155 bp	65,080

DJ CDX NA IG Series 10
Index	(4,963)		900,000	6/20/13	155 bp	21,561

DJ CDX NA IG Series 9
Index	--		18,460,000	12/20/12	(13.55 bp)	60,936

DJ iTraxx Europe
Crossover Series 8
Version 1	(435,596)	EUR	3,260,000	12/20/12	(375 bp)	(387,037)

Freeport-McMoRan Copper
& Gold, Inc.	--		$2,360,300	3/20/12	(85 bp)	(10,838)

Idearc, Inc T/L Bank
Loan	--		1,150,000	6/20/12	79 bp	(148,649)

iStar Financial, Inc.,
6%, 12/15/10	51,800		740,000	3/20/09	500 bp	38,917

Republic of Argentina,
8.28%, 12/31/33	--		1,385,000	6/20/14	235 bp	(230,780)

Republic of Hungary,
4 3/4%, 2/3/15	--		1,155,000	4/20/13	(171.5 bp)	(30,598)

Republic of Indonesia,
6.75%, 3/10/14	--		1,870,000	(F) 6/20/17	171.5 bp	(121,367)

Republic of Turkey,
11 7/8%, 1/15/30	--		1,945,000	5/20/17	230 bp	(70,596)

Republic of Turkey,
11 7/8%, 1/15/30	--		1,435,000	5/20/17	244 bp	(37,629)

Russian Federation,
7 1/2%, 3/31/30	--		1,580,000	5/20/17	60 bp	(63,821)

Russian Federation,
7.5%, 3/31/30	--		2,250,000	8/20/12	65 bp	(26,973)

Russian Federation,
7.5%, 3/31/30	--	1,500,000	8/20/17	85 bp	(37,055)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--	205,000	3/20/13	685 bp	210

Lehman Brothers Special Financing, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	1,420,000	3/20/09	525 bp	(6,071)

Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	2,375,000	9/20/17	(77 bp)	(23,319)

Community Health
Systems, 8 7/8%, 7/15/15	--	380,000	12/20/12	360 bp	(7,410)

DJ ABX HE A Index	972,989	1,452,000	1/25/38	369 bp	(320,468)

DJ ABX HE A Index	1,011,225	1,455,000	1/25/38	369 bp	(284,904)

DJ ABX HE AAA Index	341,251	1,452,000	1/25/38	76 bp	(258,966)

DJ ABX HE AAA Index	407,400	1,455,000	1/25/38	76 bp	(194,417)

DJ ABX HE AAA Index	78,126	269,400	1/25/38	76 bp	(33,331)

DJ ABX NA HE AAA Index	798,036	10,640,481	7/25/45	18 bp	212,445

DJ ABX NA HE AAA Index	314,061	4,118,832	7/25/45	18 bp	87,384

DJ CDX NA CMBX AA Index	(2,155)	68,000	(F) 3/15/49	(15 bp)	10,301

DJ CDX NA HY Series 10
Index	1,335,262	21,580,000	(F) 6/20/13	500 bp	966,604

DJ CDX NA HY Series 10
Index	1,855,833	29,111,111	(F) 6/20/13	500 bp	1,358,519

DJ CDX NA HY Series 8
Index 35-60% tranche	--	86,378,000	6/20/12	95 bp	(3,613,664)

DJ CDX NA HY Series 8
Index 35-60% tranche	--	9,049,000	6/20/12	104 bp	(346,940)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	22,600,000	12/20/10	104.5 bp	(550,329)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	22,600,000	12/20/10	90 bp	(636,642)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	53,900,000	12/20/10	171 bp	(366,251)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	32,440,000	12/20/10	203 bp	53,796

DJ CDX NA HY Series 9
Index 25-35% tranche	--	32,440,000	12/20/10	212 bp	130,841

DJ CDX NA HY Series 9
Index, 25-35% tranche	--	20,510,000	12/20/10	163 bp	(182,710)

DJ CDX NA IG Series 10
Index	360,788	23,848,000	6/20/18	(150 bp)	(739,678)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	17,768,850	(F) 6/20/13	(42 bp)	(180,721)

DJ CDX NA IG Series 9
Index	(1,437,324)	44,316,000	12/20/12	(60 bp)	(795,480)

DJ CDX NA IG Series 9
Index	(840,142)	18,138,000	12/20/17	(80 bp)	(666,622)

DJ LCDX NA Series 9
Index, 30-100% tranche	--	11,300,000	(F) 12/20/12	96 bp	147,770

Domtar Corp., 7 1/8%,
8/15/15	--	280,000	12/20/11	(250 bp)	6,939

Federal Republic of
Brazil, 12 1/4%, 3/6/30	--	1,155,000	4/20/13	170 bp	30,815

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	1,143,000	6/20/12	355 bp	(157,595)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	1,143,000	(F) 6/20/10	(228 bp)	95,847

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	2,375,000	9/20/17	(58 bp)	53,873

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	1,720,000	9/20/12	45.5 bp	(29,376)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--	225,000	(F) 3/20/09	610 bp	1,293

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--	340,000	3/20/13	645 bp	(4,350)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	2,375,000	9/20/17	(60.5 bp)	80,192

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		2,375,000	9/20/12	48 bp	(69,228)

Republic of Argentina,
8.28%, 12/31/33	--		442,500	4/20/13	(565 bp)	5,872

Republic of Argentina,
8.28%, 12/31/33	--		685,000	9/20/12	(469 bp)	26,762

Republic of Argentina,
8.28%, 12/31/33	--		1,960,000	5/20/17	296 bp	(373,478)

Republic of Ecuador,
10%, 8/15/30	--		1,120,000	6/20/12	600 bp	21,556

Republic of Ecuador,
10%, 8/15/30	--		555,000	5/20/12	540 bp	2,320

Republic of Peru,
8 3/4%, 11/21/33	--		2,330,000	10/20/16	215 bp	122,585

Republic of Turkey,
11 7/8%, 1/15/30	--		2,780,000	5/20/17	228 bp	(104,908)

Republic of Venezuela,
9 1/4%, 9/15/27	--		2,340,000	5/20/12	183 bp	(293,581)

Republic of Venezuela,
9 1/4%, 9/15/27	--		2,340,000	5/20/08	(130 bp)	(9,842)

Russian Federation,
7 1/2%, 3/31/30	--		442,500	4/20/13	(112 bp)	(2,033)

United Mexican States,
7.5%, 4/8/33	--		1,310,000	4/20/17	67 bp	(34,113)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	470,000	12/20/10	(357 bp)	(11,705)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--		$2,105,000	6/20/12	(150 bp)	(5,957)

D.R. Horton Inc.,
7 7/8%, 8/15/11	--		1,435,000	9/20/11	(426 bp)	(37,396)

General Motors Corp.,
7 1/8%, 7/15/13	--		1,895,000	9/20/08	500 bp	1,238

Pulte Homes Inc.,
5.25%, 1/15/14	--		1,344,000	9/20/11	(482 bp)	(82,096)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		295,000	6/20/17	295 bp	(10,546)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--		1,100,000	6/20/09	190 bp	(75,504)

Aramark Services, Inc.,
8.5%, 2/1/15	--		250,000	12/20/12	355 bp	(1,927)

Bombardier, Inc,
6 3/4%, 5/1/12	--		1,050,000	6/20/12	(114 bp)	11,655

DJ ABX NA CMBX AAA Index	551,349		7,746,000	3/15/49	7 bp	149,604

DJ ABX NA CMBX BBB Index	92		127,231	10/12/52	(134 bp)	32,882

DJ CDX NA HY Series 7
Index	120,995		2,547,270	12/20/09	(325 bp)	116,431

DJ CDX NA HY Series 9
Index	129,052		3,226,300	12/20/12	375 bp	(42,087)

DJ CDX NA IG Series 10
Index	787,164		40,404,500	6/20/18	(150 bp)	(1,075,887)

DJ CDX NA IG Series 10
Index 30-100% tranche	--		86,508,000	(F) 6/20/13	(52 bp)	(1,301,849)

DJ CDX NA IG Series 10
Index 30-100% tranche	--		26,360,000	(F) 6/20/13	(38.6 bp)	(222,536)

DJ CDX NA IG Series 7
Index 10-15% tranche	102,920		2,573,000	12/20/09	0 bp	(266,896)

DJ CMB NA CMBX AA Index	(571,986)		2,507,000	(F) 10/12/52	(25 bp)	(221,918)

DJ CMB NA CMBX AAA Index	3,216,384		26,812,500	12/13/49	8 bp	1,440,735

DJ CMB NA CMBX AAA Index	12,376,680		114,049,000	2/17/51	35 bp	6,782,938

Dominican Republic,
8 5/8%, 4/20/27	--		2,340,000	11/20/11	(170 bp)	99,246

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		295,000	6/20/12	225 bp	(6,748)

Freeport-McMoRan Copper
& Gold, Inc.	--		3,540,700	3/20/12	44 bp	(36,387)

Freeport-McMoRan Copper
& Gold, Inc.	--		1,180,200	3/20/12	(83 bp)	(4,565)

Nalco, Co. 7.75%,
11/15/11	--	175,000	9/20/12	330 bp	2,838

Nalco, Co. 7.75%,
11/15/11	--	200,000	3/20/13	460 bp	13,440

Republic of Venezuela,
9 1/4%, 9/15/27	--	1,570,000	10/12/12	339 bp	(143,119)

Total					$(3,179,191)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

Key to holding's currency abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD/$	United States Dollar

NOTES

(a) Percentages indicated are based on net assets of $1,044,687,024.

(b) The aggregate identified cost on a tax basis is $1,728,541,529, resulting in gross unrealized appreciation and depreciation of $76,553,459 and $62,494,028, respectively, or net unrealized appreciation of $14,059,431.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2008 was $37,139 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2008.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at April 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2008, the value of securities loaned amounted to $4,438,544. The fund received cash collateral of $4,553,900 which is pooled with collateral of other Putnam funds into 58 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $756,618 for the period ended April 30, 2008. During the period ended April 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $250,463,149 and $299,763,327, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at April 30, 2008.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of April 30, 2008, the fund had unfunded loan commitments of $543,361, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$59,836
Golden Nugget, Inc.	114,545
Hub International, Ltd.	13,980
NRG Energy, Inc.	355,000

Totals	$543,361

At April 30, 2008, liquid assets totaling $579,209,354 have been designated as collateral for open forward commitments, forward contracts, and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at April 30, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at April 30, 2008 (as a percentage of Portfolio Value):

United States	79.6%
Japan	4.8
United Kingdom	1.8
France	1.8
Ireland	1.8
Argentina	1.0
Luxembourg	0.9
Canada	0.8
Mexico	0.8
Austria	0.7
Russia	0.7
Sweden	0.7
Other	4.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Total return swap contracts outstanding at period end are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Interest rate swap contracts outstanding at period end are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Credit default contracts outstanding at period end are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 27, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 27, 2008